Form 5500 Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-1240335
Plan number	002
Total	$ 7,034,419,000
Notes receivable from participants	90,693,000
Grand Total	$ 1,034,161,000
General loan, maximum borrowing term	4 years
Primary residence, borrowing term	15 years
Investment funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 5,234,559,000
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	6,943,726,000
PIMCO
EBP, Schedule of Asset Held for Investment [Line Items]
Total	193,448,000
Dodge & Cox
EBP, Schedule of Asset Held for Investment [Line Items]
Total	151,205,000
Jackson Square Partners
EBP, Schedule of Asset Held for Investment [Line Items]
Total	9,000
Next Century
EBP, Schedule of Asset Held for Investment [Line Items]
Total	122,000
AJO Partners
EBP, Schedule of Asset Held for Investment [Line Items]
Total	63,000
Westwood
EBP, Schedule of Asset Held for Investment [Line Items]
Total	131,000
T. Rowe Price
EBP, Schedule of Asset Held for Investment [Line Items]
Total	243,335,000
Loomis Sayles
EBP, Schedule of Asset Held for Investment [Line Items]
Total	14,000
Boston Partners
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,101,000
Jennison
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 341,733,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
General loan, maximum borrowing term	1 year
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
General loan, maximum borrowing term	4 years
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: AJO Partners | CTO REALTY GROWTH INC REIT USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	$ 0.01
Total	54,000
Investment, Identifier [Axis]: AJO Partners | GAMING AND LEISURE PROPERTIE REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,000
Investment, Identifier [Axis]: AJO Partners | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	6,000
Investment, Identifier [Axis]: Boston Partners | 8X8 INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,131,000
Investment, Identifier [Axis]: Boston Partners | ACADEMY SPORTS + OUTDOORS IN COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,864,000
Investment, Identifier [Axis]: Boston Partners | ALPHA + OMEGA SEMICONDUCTOR COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,066,000
Investment, Identifier [Axis]: Boston Partners | AMERICAN INTEGRITY INSURANCE COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,859,000
Investment, Identifier [Axis]: Boston Partners | AMN HEALTHCARE SERVICES INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,273,000
Investment, Identifier [Axis]: Boston Partners | BGC GROUP INC A COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,637,000
Investment, Identifier [Axis]: Boston Partners | BKV CORPORATION COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,022,000
Investment, Identifier [Axis]: Boston Partners | BRIGHTVIEW HOLDINGS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,478,000
Investment, Identifier [Axis]: Boston Partners | BROADSTONE NET LEASE INC REIT USD.00025
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00025
Total	2,696,000
Investment, Identifier [Axis]: Boston Partners | CAREDX INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,301,000
Investment, Identifier [Axis]: Boston Partners | CENTURY ALUMINUM COMPANY COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,520,000
Investment, Identifier [Axis]: Boston Partners | CROSS COUNTRY HEALTHCARE INC COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	392,000
Investment, Identifier [Axis]: Boston Partners | CUSTOM TRUCK ONE SOURCE INC COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	1,730,000
Investment, Identifier [Axis]: Boston Partners | CYTEK BIOSCIENCES INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,991,000
Investment, Identifier [Axis]: Boston Partners | DRIVEN BRANDS HOLDINGS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,453,000
Investment, Identifier [Axis]: Boston Partners | ENOVIS CORP COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,041,000
Investment, Identifier [Axis]: Boston Partners | ERO COPPER CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,055,000
Investment, Identifier [Axis]: Boston Partners | FIDELIS INSURANCE HOLDINGS L COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,638,000
Investment, Identifier [Axis]: Boston Partners | GIBRALTAR INDUSTRIES INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,815,000
Investment, Identifier [Axis]: Boston Partners | INNOVIVA INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,468,000
Investment, Identifier [Axis]: Boston Partners | KRONOS WORLDWIDE INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,046,000
Investment, Identifier [Axis]: Boston Partners | LIBERTY ENERGY INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	992,000
Investment, Identifier [Axis]: Boston Partners | LITTELFUSE INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,017,000
Investment, Identifier [Axis]: Boston Partners | MARTEN TRANSPORT LTD COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	796,000
Investment, Identifier [Axis]: Boston Partners | MATTHEWS INTL CORP CLASS A COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	906,000
Investment, Identifier [Axis]: Boston Partners | MAXIMUS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,477,000
Investment, Identifier [Axis]: Boston Partners | MESA LABORATORIES INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,312,000
Investment, Identifier [Axis]: Boston Partners | MYR GROUP INC/DELAWARE COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,788,000
Investment, Identifier [Axis]: Boston Partners | NATIONAL ENERGY SERVICES REU COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,686,000
Investment, Identifier [Axis]: Boston Partners | NATIONAL VISION HOLDINGS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,050,000
Investment, Identifier [Axis]: Boston Partners | NCR VOYIX CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,971,000
Investment, Identifier [Axis]: Boston Partners | NEWMARK GROUP INC CLASS A COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,048,000
Investment, Identifier [Axis]: Boston Partners | ONTO INNOVATION INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,800,000
Investment, Identifier [Axis]: Boston Partners | PERELLA WEINBERG PARTNERS COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	1,885,000
Investment, Identifier [Axis]: Boston Partners | PROFICIENT AUTO LOGISTICS IN COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,700,000
Investment, Identifier [Axis]: Boston Partners | PROSPERITY BANCSHARES INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	3,588,000
Investment, Identifier [Axis]: Boston Partners | PTC THERAPEUTICS INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	2,623,000
Investment, Identifier [Axis]: Boston Partners | REGAL REXNORD CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,981,000
Investment, Identifier [Axis]: Boston Partners | SILICON MOTION TECHNOL ADR ADR USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,424,000
Investment, Identifier [Axis]: Boston Partners | SLM CORP COMMON STOCK USD.2
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.2
Total	1,037,000
Investment, Identifier [Axis]: Boston Partners | STAR BULK CARRIERS CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,038,000
Investment, Identifier [Axis]: Boston Partners | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,814,000
Investment, Identifier [Axis]: Boston Partners | TAT TECHNOLOGIES LTD COMMON STOCK ILS.9
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.9
Total	777,000
Investment, Identifier [Axis]: Boston Partners | TELEFLEX INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	4,088,000
Investment, Identifier [Axis]: Boston Partners | TERADATA CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,093,000
Investment, Identifier [Axis]: Boston Partners | THYSSENKRUPP AG COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,896,000
Investment, Identifier [Axis]: Boston Partners | TRI POINTE HOMES INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,966,000
Investment, Identifier [Axis]: Boston Partners | TRUEBLUE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	786,000
Investment, Identifier [Axis]: Boston Partners | TUTOR PERINI CORP COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	2,663,000
Investment, Identifier [Axis]: Boston Partners | V2X INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,378,000
Investment, Identifier [Axis]: Boston Partners | WEBSTER FINANCIAL CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	$ 3,045,000
Investment, Identifier [Axis]: Dodge & Cox | AT+T INC SR UNSECURED 02/39 6.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.55%
Total	$ 551,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SR UNSECURED 01/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	153,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SR UNSECURED 02/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	117,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SR UNSECURED 05/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	127,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SR UNSECURED 07/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	583,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SR UNSECURED 12/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 395,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SUBORDINATED 03/26 4.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.45%
Total	$ 100,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF AMERICA CORP SUBORDINATED 03/37 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	401,000
Investment, Identifier [Axis]: Dodge & Cox | BANK OF NY MELLON CORP SR UNSECURED 10/33 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	243,000
Investment, Identifier [Axis]: Dodge & Cox | BARCLAYS PLC SR UNSECURED 05/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	251,000
Investment, Identifier [Axis]: Dodge & Cox | BARCLAYS PLC SR UNSECURED 08/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	204,000
Investment, Identifier [Axis]: Dodge & Cox | BARCLAYS PLC SR UNSECURED 09/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 211,000
Investment, Identifier [Axis]: Dodge & Cox | BARCLAYS PLC SUBORDINATED 05/26 5.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Total	$ 201,000
Investment, Identifier [Axis]: Dodge & Cox | BARCLAYS PLC SUBORDINATED 05/28 4.836
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.836%
Total	$ 202,000
Investment, Identifier [Axis]: Dodge & Cox | BARCLAYS PLC SUBORDINATED 06/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 204,000
Investment, Identifier [Axis]: Dodge & Cox | BAT CAPITAL CORP COMPANY GUAR 03/28 2.259
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.259%
Total	$ 96,000
Investment, Identifier [Axis]: Dodge & Cox | BAT CAPITAL CORP COMPANY GUAR 03/31 2.726
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.726%
Total	$ 231,000
Investment, Identifier [Axis]: Dodge & Cox | BAT CAPITAL CORP COMPANY GUAR 03/32 4.742
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.742%
Total	$ 429,000
Investment, Identifier [Axis]: Dodge & Cox | BAT CAPITAL CORP COMPANY GUAR 08/33 6.421
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.421%
Total	$ 304,000
Investment, Identifier [Axis]: Dodge & Cox | BOSTON PROPERTIES LP SR UNSECURED 01/31 3.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Total	$ 774,000
Investment, Identifier [Axis]: Dodge & Cox | BOSTON PROPERTIES LP SR UNSECURED 01/34 6.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Total	$ 135,000
Investment, Identifier [Axis]: Dodge & Cox | BOSTON PROPERTIES LP SR UNSECURED 03/30 2.9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.90%
Total	$ 141,000
Investment, Identifier [Axis]: Dodge & Cox | BOSTON PROPERTIES LP SR UNSECURED 10/26 2.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.75%
Total	$ 124,000
Investment, Identifier [Axis]: Dodge & Cox | CALIFORNIA ST CAS 03/40 FIXED 7.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.625%
Total	$ 886,000
Investment, Identifier [Axis]: Dodge & Cox | CALIFORNIA ST CAS 10/39 FIXED 7.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.30%
Total	$ 204,000
Investment, Identifier [Axis]: Dodge & Cox | CAPITAL ONE FINANCIAL CO SR UNSECURED 02/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	130,000
Investment, Identifier [Axis]: Dodge & Cox | CAPITAL ONE FINANCIAL CO SR UNSECURED 05/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	202,000
Investment, Identifier [Axis]: Dodge & Cox | CAPITAL ONE FINANCIAL CO SR UNSECURED 10/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 283,000
Investment, Identifier [Axis]: Dodge & Cox | CAPITAL ONE FINANCIAL CO SUBORDINATED 07/26 3.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Total	$ 200,000
Investment, Identifier [Axis]: Dodge & Cox | CCO HLDGS LLC/CAP CORP SR UNSECURED 05/32 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 1,032,000
Investment, Identifier [Axis]: Dodge & Cox | CHARLES SCHWAB CORP SR UNSECURED 05/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	285,000
Investment, Identifier [Axis]: Dodge & Cox | CHARLES SCHWAB CORP SR UNSECURED 05/34 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	54,000
Investment, Identifier [Axis]: Dodge & Cox | CHARLES SCHWAB CORP SR UNSECURED 08/34 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	82,000
Investment, Identifier [Axis]: Dodge & Cox | CHARLES SCHWAB CORP SR UNSECURED 11/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 265,000
Investment, Identifier [Axis]: Dodge & Cox | CHARTER COMM OPT LLC/CAP SR SECURED 04/33 4.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.40%
Total	$ 71,000
Investment, Identifier [Axis]: Dodge & Cox | CHARTER COMM OPT LLC/CAP SR SECURED 10/45 6.484
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.484%
Total	$ 141,000
Investment, Identifier [Axis]: Dodge & Cox | CIGNA GROUP/THE COMPANY GUAR 10/28 4.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.375%
Total	$ 530,000
Investment, Identifier [Axis]: Dodge & Cox | CITIGROUP CAPITAL XIII PREFERRED STOCK 10/40 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,105,000
Investment, Identifier [Axis]: Dodge & Cox | CITIGROUP INC SR UNSECURED 03/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 350,000
Investment, Identifier [Axis]: Dodge & Cox | COMCAST CORP COMPANY GUAR 04/30 3.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.40%
Total	$ 146,000
Investment, Identifier [Axis]: Dodge & Cox | COMCAST CORP COMPANY GUAR 05/32 4.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.95%
Total	$ 205,000
Investment, Identifier [Axis]: Dodge & Cox | COX COMMUNICATIONS INC SR UNSECURED 08/28 6.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.80%
Total	$ 1,419,000
Investment, Identifier [Axis]: Dodge & Cox | CVS HEALTH CORP JR SUBORDINA 03/55 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	472,000
Investment, Identifier [Axis]: Dodge & Cox | CVS HEALTH CORP JR SUBORDINA 12/54 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 78,000
Investment, Identifier [Axis]: Dodge & Cox | CVS HEALTH CORP SR UNSECURED 03/28 4.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Total	$ 127,000
Investment, Identifier [Axis]: Dodge & Cox | CVS HEALTH CORP SR UNSECURED 03/38 4.78
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.78%
Total	$ 189,000
Investment, Identifier [Axis]: Dodge & Cox | CVS HEALTH CORP SR UNSECURED 04/30 3.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Total	$ 147,000
Investment, Identifier [Axis]: Dodge & Cox | CVS HEALTH CORP SR UNSECURED 06/31 5.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.55%
Total	$ 210,000
Investment, Identifier [Axis]: Dodge & Cox | DOMINION ENERGY INC SR UNSECURED 04/26 1.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.45%
Total	$ 149,000
Investment, Identifier [Axis]: Dodge & Cox | DOMINION ENERGY INC SR UNSECURED 04/30 3.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.375%
Total	$ 314,000
Investment, Identifier [Axis]: Dodge & Cox | DOW CHEMICAL CO/THE SR UNSECURED 05/39 9.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.40%
Total	$ 187,000
Investment, Identifier [Axis]: Dodge & Cox | DOW CHEMICAL CO/THE SR UNSECURED 11/29 7.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.375%
Total	$ 61,000
Investment, Identifier [Axis]: Dodge & Cox | ELANCO ANIMAL HEALTH INC SR UNSECURED 08/28 6.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.40%
Total	$ 418,000
Investment, Identifier [Axis]: Dodge & Cox | ELEVANCE HEALTH INC SR UNSECURED 02/30 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 138,000
Investment, Identifier [Axis]: Dodge & Cox | ELEVANCE HEALTH INC SR UNSECURED 05/30 2.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.25%
Total	$ 368,000
Investment, Identifier [Axis]: Dodge & Cox | FANNIE MAE FNR 2007 50 DZ
EBP, Schedule of Asset Held for Investment [Line Items]
Total	37,000
Investment, Identifier [Axis]: Dodge & Cox | FANNIE MAE FNR 2013 106 MA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	37,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL 1G2201 FH 09/37 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	23,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL 849254 FH 01/42 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	9,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL 849330 FH 05/44 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	39,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL 849505 FH 10/44 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	194,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL 849536 FH 11/44 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 43,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G01976 FG 12/33 FIXED 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 19,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G07338 FG 10/38 FIXED 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 14,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G07480 FG 05/39 FIXED 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 93,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G07598 FG 11/43 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 27,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G07857 FG 04/40 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 244,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G30689 FG 07/32 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 252,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G60034 FG 02/45 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 32,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G60153 FG 10/44 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 48,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G60384 FG 12/45 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 70,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G60920 FG 04/46 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 78,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL G61060 FG 06/47 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 312,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL Q02552 FG 08/41 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 16,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL Q03086 FG 09/41 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 31,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL Q48237 FG 05/47 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 128,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL QE2001 FR 05/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 316,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA2958 FR 07/50 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 487,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA3053 FR 07/50 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 293,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA3167 FR 07/50 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 1,385,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA3202 FR 07/50 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 1,280,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA4119 FR 12/50 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 1,093,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA6337 FR 11/51 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 712,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RA7127 FR 04/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 2,495,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL RB5141 FR 01/42 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 615,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD1080 FR 05/52 FIXED 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 362,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD1581 FR 09/52 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 2,163,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD1933 FR 06/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 629,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD2253 FR 12/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 643,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD6706 FR 01/54 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 1,207,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD7400 FR 12/54 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 1,079,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD7485 FR 02/54 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 232,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD7530 FR 11/50 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 475,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8202 FR 03/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 918,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8214 FR 05/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 1,727,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8221 FR 06/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 2,395,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8222 FR 06/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 297,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8244 FR 09/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 3,938,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8256 FR 10/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 531,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SD8274 FR 12/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 1,065,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SL0432 FR 01/54 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 366,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL SL3293 FR 04/55 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 2,891,000
Investment, Identifier [Axis]: Dodge & Cox | FED HM LN PC POOL V83108 FG 03/47 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 176,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 704235 FN 05/33 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 10,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 725229 FN 03/34 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	18,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 888560 FN 11/35 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	17,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 889072 FN 12/37 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	62,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 889984 FN 10/38 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	55,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 965097 FN 09/38 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 7,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 976853 FN 11/29 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 9,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 995006 FN 10/38 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL 995051 FN 03/37 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 15,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AB1763 FN 11/30 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 8,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AD0198 FN 09/38 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	16,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL1845 FN 06/39 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	7,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL6240 FN 12/44 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL6377 FN 01/45 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	31,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL6872 FN 05/45 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	54,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL7147 FN 02/45 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	31,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL7205 FN 12/29 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	16,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL7384 FN 09/45 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	63,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL8816 FN 09/45 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	98,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL8830 FN 10/34 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	117,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL9096 FN 10/42 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	131,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL9407 FN 09/42 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	36,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AL9781 FN 02/46 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	116,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL AW4688 FN 05/44 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 9,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BF0045 FN 03/52 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 118,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BH5372 FN 08/47 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 149,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BK5257 FN 05/48 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 211,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BM1357 FN 01/43 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	142,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BM6149 FN 10/49 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	286,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BN3064 FN 02/49 FLOATING VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 37,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BV9913 FN 06/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 221,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL BW0490 FN 06/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 1,423,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA2643 FN 11/48 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 60,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA2804 FN 12/48 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 52,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA6247 FN 07/50 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 995,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA6398 FN 07/50 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 565,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA6902 FN 09/50 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 1,385,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA7241 FN 10/50 FIXED 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 1,580,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CA8473 FN 01/51 FIXED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 669,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CB3332 FN 04/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 2,554,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL CB3841 FN 06/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 1,218,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL FM4714 FN 10/50 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,474,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL FS1453 FN 04/52 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,330,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL FS2143 FN 06/52 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,755,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL FS3502 FN 09/52 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,061,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL FS9443 FN 02/54 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 817,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA0792 FN 07/31 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 73,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA2508 FN 01/36 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 59,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA3617 FN 03/49 FIXED 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 34,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA4600 FN 05/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 1,252,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA4625 FN 06/52 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 666,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA4700 FN 08/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 529,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA4732 FN 09/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 703,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA4977 FN 04/53 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 432,000
Investment, Identifier [Axis]: Dodge & Cox | FNMA POOL MA5612 FN 02/55 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 4,529,000
Investment, Identifier [Axis]: Dodge & Cox | FORD CREDIT AUTO OWNER TRUST FORDO 2024 B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	332,000
Investment, Identifier [Axis]: Dodge & Cox | FORD CREDIT AUTO OWNER TRUST FORDO 2025 A A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 774,000
Investment, Identifier [Axis]: Dodge & Cox | FORD MOTOR CREDIT CO LLC SR UNSECURED 03/27 5.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.80%
Total	$ 203,000
Investment, Identifier [Axis]: Dodge & Cox | FORD MOTOR CREDIT CO LLC SR UNSECURED 05/28 6.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.80%
Total	$ 339,000
Investment, Identifier [Axis]: Dodge & Cox | FORD MOTOR CREDIT CO LLC SR UNSECURED 08/26 2.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.70%
Total	$ 545,000
Investment, Identifier [Axis]: Dodge & Cox | FORD MOTOR CREDIT CO LLC SR UNSECURED 08/26 4.542
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.542%
Total	$ 325,000
Investment, Identifier [Axis]: Dodge & Cox | FORD MOTOR CREDIT CO LLC SR UNSECURED 11/27 7.35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.35%
Total	$ 209,000
Investment, Identifier [Axis]: Dodge & Cox | FREDDIE MAC FHR 2957 VZ
EBP, Schedule of Asset Held for Investment [Line Items]
Total	77,000
Investment, Identifier [Axis]: Dodge & Cox | FREDDIE MAC FHR 4283 EW
EBP, Schedule of Asset Held for Investment [Line Items]
Total	131,000
Investment, Identifier [Axis]: Dodge & Cox | FREDDIE MAC FHR 5133 BD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	627,000
Investment, Identifier [Axis]: Dodge & Cox | FREDDIE MAC REFERENCE REMIC FHRR R008 ZA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	20,000
Investment, Identifier [Axis]: Dodge & Cox | FREDDIE MAC SCRT SCRT 2017 4 M45T
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 150,000
Investment, Identifier [Axis]: Dodge & Cox | GE HEALTHCARE TECH INC COMPANY GUAR 03/30 5.857
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.857%
Total	$ 159,000
Investment, Identifier [Axis]: Dodge & Cox | GE HEALTHCARE TECH INC SR UNSECURED 08/29 4.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Total	$ 358,000
Investment, Identifier [Axis]: Dodge & Cox | GOLDMAN SACHS GROUP INC SR UNSECURED 03/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	821,000
Investment, Identifier [Axis]: Dodge & Cox | GOLDMAN SACHS GROUP INC SR UNSECURED 04/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	202,000
Investment, Identifier [Axis]: Dodge & Cox | GOLDMAN SACHS GROUP INC SR UNSECURED 10/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	150,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2017 H22 FH
EBP, Schedule of Asset Held for Investment [Line Items]
Total	424,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2018 H01 FE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	475,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2018 H08 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	251,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2019 H15 JF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	534,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2020 H01 FV
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,422,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2021 H19 FM
EBP, Schedule of Asset Held for Investment [Line Items]
Total	601,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H09 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	681,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H09 FC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,385,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H11 EF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	275,000
Investment, Identifier [Axis]: Dodge & Cox | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H13 FJ
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 658,000
Investment, Identifier [Axis]: Dodge & Cox | HCA INC COMPANY GUAR 06/29 4.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.125%
Total	$ 399,000
Investment, Identifier [Axis]: Dodge & Cox | HOME DEPOT INC SR UNSECURED 04/30 2.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.70%
Total	$ 47,000
Investment, Identifier [Axis]: Dodge & Cox | HOME DEPOT INC SR UNSECURED 04/40 3.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.30%
Total	$ 41,000
Investment, Identifier [Axis]: Dodge & Cox | HOME DEPOT INC SR UNSECURED 04/50 3.35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.35%
Total	$ 35,000
Investment, Identifier [Axis]: Dodge & Cox | HSBC HOLDINGS PLC SR UNSECURED 06/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	202,000
Investment, Identifier [Axis]: Dodge & Cox | HSBC HOLDINGS PLC SR UNSECURED 06/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	187,000
Investment, Identifier [Axis]: Dodge & Cox | HSBC HOLDINGS PLC SR UNSECURED 08/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 182,000
Investment, Identifier [Axis]: Dodge & Cox | HSBC HOLDINGS PLC SUBORDINATED 05/36 6.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Total	$ 334,000
Investment, Identifier [Axis]: Dodge & Cox | HSBC HOLDINGS PLC SUBORDINATED 06/34 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 217,000
Investment, Identifier [Axis]: Dodge & Cox | HSBC HOLDINGS PLC SUBORDINATED 09/37 6.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Total	$ 632,000
Investment, Identifier [Axis]: Dodge & Cox | HYUNDAI AUTO RECEIVABLES TRUST HART 2024 C A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 383,000
Investment, Identifier [Axis]: Dodge & Cox | ILLINOIS ST ILS 06/33 FIXED 5.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.10%
Total	$ 1,163,000
Investment, Identifier [Axis]: Dodge & Cox | JPMORGAN CHASE + CO SR UNSECURED 03/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	227,000
Investment, Identifier [Axis]: Dodge & Cox | JPMORGAN CHASE + CO SR UNSECURED 04/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	117,000
Investment, Identifier [Axis]: Dodge & Cox | JPMORGAN CHASE + CO SUBORDINATED 05/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,062,000
Investment, Identifier [Axis]: Dodge & Cox | JPMORGAN CHASE + CO SUBORDINATED 09/33 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 392,000
Investment, Identifier [Axis]: Dodge & Cox | KINDER MORGAN ENER PART COMPANY GUAR 03/44 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 384,000
Investment, Identifier [Axis]: Dodge & Cox | LLOYDS BANKING GROUP PLC SR UNSECURED 06/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 229,000
Investment, Identifier [Axis]: Dodge & Cox | LLOYDS BANKING GROUP PLC SUBORDINATED 03/26 4.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Total	$ 200,000
Investment, Identifier [Axis]: Dodge & Cox | LLOYDS BANKING GROUP PLC SUBORDINATED 11/33 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 553,000
Investment, Identifier [Axis]: Dodge & Cox | LYB INT FINANCE III COMPANY GUAR 10/30 2.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.25%
Total	$ 45,000
Investment, Identifier [Axis]: Dodge & Cox | META PLATFORMS INC SR UNSECURED 11/32 4.6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.60%
Total	$ 101,000
Investment, Identifier [Axis]: Dodge & Cox | META PLATFORMS INC SR UNSECURED 11/35 4.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.875%
Total	$ 275,000
Investment, Identifier [Axis]: Dodge & Cox | NATWEST GROUP PLC SR UNSECURED 06/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	346,000
Investment, Identifier [Axis]: Dodge & Cox | NATWEST GROUP PLC SR UNSECURED 09/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	781,000
Investment, Identifier [Axis]: Dodge & Cox | NATWEST GROUP PLC SUBORDINATED 11/35 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 207,000
Investment, Identifier [Axis]: Dodge & Cox | NEW JERSEY ST TURNPIKE AUTH TU NJSTRN 01/40 FIXED 7.414
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.414%
Total	$ 90,000
Investment, Identifier [Axis]: Dodge & Cox | NEW JERSEY ST TURNPIKE AUTH TU NJSTRN 01/41 FIXED 7.102
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.102%
Total	$ 380,000
Investment, Identifier [Axis]: Dodge & Cox | NEXTERA ENERGY CAPITAL COMPANY GUAR 03/29 4.9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Total	$ 359,000
Investment, Identifier [Axis]: Dodge & Cox | NEXTERA ENERGY CAPITAL COMPANY GUAR 03/30 5.05
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.05%
Total	$ 542,000
Investment, Identifier [Axis]: Dodge & Cox | NEXTERA ENERGY CAPITAL COMPANY GUAR 07/27 4.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.625%
Total	$ 303,000
Investment, Identifier [Axis]: Dodge & Cox | NISSAN AUTO RECEIVABLES OWNER NAROT 2024 B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 354,000
Investment, Identifier [Axis]: Dodge & Cox | ORACLE CORP SR UNSECURED 04/30 2.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.95%
Total	$ 254,000
Investment, Identifier [Axis]: Dodge & Cox | ORACLE CORP SR UNSECURED 08/28 4.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Total	$ 101,000
Investment, Identifier [Axis]: Dodge & Cox | PETROLEOS MEXICANOS COMPANY GUAR 01/45 6.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.375%
Total	$ 101,000
Investment, Identifier [Axis]: Dodge & Cox | PETROLEOS MEXICANOS COMPANY GUAR 01/50 7.69
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.69%
Total	$ 1,076,000
Investment, Identifier [Axis]: Dodge & Cox | PETROLEOS MEXICANOS COMPANY GUAR 02/32 6.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.70%
Total	$ 299,000
Investment, Identifier [Axis]: Dodge & Cox | PETROLEOS MEXICANOS COMPANY GUAR 06/35 6.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.625%
Total	$ 925,000
Investment, Identifier [Axis]: Dodge & Cox | PETROLEOS MEXICANOS COMPANY GUAR 09/47 6.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.75%
Total	$ 308,000
Investment, Identifier [Axis]: Dodge & Cox | PHILIP MORRIS INTL INC SR UNSECURED 02/31 5.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.125%
Total	$ 78,000
Investment, Identifier [Axis]: Dodge & Cox | PHILIP MORRIS INTL INC SR UNSECURED 02/33 5.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.375%
Total	$ 183,000
Investment, Identifier [Axis]: Dodge & Cox | PHILIP MORRIS INTL INC SR UNSECURED 11/29 5.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.625%
Total	$ 63,000
Investment, Identifier [Axis]: Dodge & Cox | PHILIP MORRIS INTL INC SR UNSECURED 11/32 5.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.75%
Total	$ 75,000
Investment, Identifier [Axis]: Dodge & Cox | REPUBLIC OF COLOMBIA SR UNSECURED 04/30 7.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.375%
Total	$ 317,000
Investment, Identifier [Axis]: Dodge & Cox | REPUBLIC OF COLOMBIA SR UNSECURED 11/36 7.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.75%
Total	$ 391,000
Investment, Identifier [Axis]: Dodge & Cox | RTX CORP SR UNSECURED 03/31 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 135,000
Investment, Identifier [Axis]: Dodge & Cox | RTX CORP SR UNSECURED 03/34 6.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.10%
Total	$ 110,000
Investment, Identifier [Axis]: Dodge & Cox | SLM STUDENT LOAN TRUST SLMA 2005 3 A6
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,028,000
Investment, Identifier [Axis]: Dodge & Cox | SLM STUDENT LOAN TRUST SLMA 2007 6 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,023,000
Investment, Identifier [Axis]: Dodge & Cox | SLM STUDENT LOAN TRUST SLMA 2014 2 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	822,000
Investment, Identifier [Axis]: Dodge & Cox | SOUTHERN CO JR SUBORDINA 01/51 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 650,000
Investment, Identifier [Axis]: Dodge & Cox | SOUTHERN CO JR SUBORDINA 08/27 5.113
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.113%
Total	$ 356,000
Investment, Identifier [Axis]: Dodge & Cox | SOUTHERN CO JR SUBORDINA 09/51 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	370,000
Investment, Identifier [Axis]: Dodge & Cox | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 3,638,000
Investment, Identifier [Axis]: Dodge & Cox | SYNOPSYS INC SR UNSECURED 04/28 4.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Total	$ 51,000
Investment, Identifier [Axis]: Dodge & Cox | SYNOPSYS INC SR UNSECURED 04/30 4.85
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.85%
Total	$ 256,000
Investment, Identifier [Axis]: Dodge & Cox | SYNOPSYS INC SR UNSECURED 04/32 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 204,000
Investment, Identifier [Axis]: Dodge & Cox | T MOBILE USA INC COMPANY GUAR 04/29 3.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.375%
Total	$ 683,000
Investment, Identifier [Axis]: Dodge & Cox | T MOBILE USA INC COMPANY GUAR 04/30 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.875%
Total	$ 295,000
Investment, Identifier [Axis]: Dodge & Cox | TIME WARNER CABLE LLC SR SECURED 05/37 6.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.55%
Total	$ 255,000
Investment, Identifier [Axis]: Dodge & Cox | TIME WARNER CABLE LLC SR SECURED 06/39 6.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.75%
Total	$ 583,000
Investment, Identifier [Axis]: Dodge & Cox | TOYOTA AUTO RECEIVABLES OWNER TAOT 2024 C A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	341,000
Investment, Identifier [Axis]: Dodge & Cox | TOYOTA AUTO RECEIVABLES OWNER TAOT 2025 A A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	172,000
Investment, Identifier [Axis]: Dodge & Cox | TOYOTA AUTO RECEIVABLES OWNER TAOT 2025 B A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	690,000
Investment, Identifier [Axis]: Dodge & Cox | TRANSCANADA TRUST COMPANY GUAR 03/77 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	550,000
Investment, Identifier [Axis]: Dodge & Cox | TRANSCANADA TRUST COMPANY GUAR 08/76 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	275,000
Investment, Identifier [Axis]: Dodge & Cox | TRANSCANADA TRUST COMPANY GUAR 09/79 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 521,000
Investment, Identifier [Axis]: Dodge & Cox | TSY INFL IX N/B 02/53 1.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Total	$ 651,000
Investment, Identifier [Axis]: Dodge & Cox | TSY INFL IX N/B 02/55 2.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.375%
Total	$ 293,000
Investment, Identifier [Axis]: Dodge & Cox | UNION PACIFIC RR CO 07 3 PASS THRU CE 01/31 6.176
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.176%
Total	$ 105,000
Investment, Identifier [Axis]: Dodge & Cox | UNITED PARCEL SERVICE SR UNSECURED 03/53 5.05
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.05%
Total	$ 253,000
Investment, Identifier [Axis]: Dodge & Cox | UNIV OF CALIFORNIA CA RGTS MED UNVHGR 05/53 FIXED 4.563
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.563%
Investment, Identifier [Axis]: Dodge & Cox | UNUM GROUP SR UNSECURED 12/28 6.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.75%
Total	$ 239,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 02/44 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 1,831,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 02/45 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 1,090,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 02/54 4.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Total	$ 3,671,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 02/55 4.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.625%
Total	$ 800,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 04/32 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 05/35 4.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 05/45 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 1,141,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 08/34 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.875%
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 08/35 4.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 08/44 4.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.125%
Total	$ 1,783,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 08/53 4.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.125%
Total	$ 5,343,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 11/35 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 11/44 4.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.625%
Total	$ 1,852,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 11/53 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 1,809,000
Investment, Identifier [Axis]: Dodge & Cox | VERIZON COMMUNICATIONS SR UNSECURED 01/31 1.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.75%
Investment, Identifier [Axis]: Dodge & Cox | VMWARE LLC SR UNSECURED 08/26 1.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.40%
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SUBORDINATED 06/26 4.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.10%
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SUBORDINATED 07/27 4.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Investment, Identifier [Axis]: Dodge & Cox | UNIV OF CALIFORNIA CA RGTS MED UNVHGR 05/53 FIXED 4.563
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 173,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 04/32 4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,112,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 05/35 4.25
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,296,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 08/34 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,160,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 08/35 4.25
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,494,000
Investment, Identifier [Axis]: Dodge & Cox | US TREASURY N/B 11/35 4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,591,000
Investment, Identifier [Axis]: Dodge & Cox | VERIZON COMMUNICATIONS SR UNSECURED 01/31 1.75
EBP, Schedule of Asset Held for Investment [Line Items]
Total	330,000
Investment, Identifier [Axis]: Dodge & Cox | VMWARE LLC SR UNSECURED 08/26 1.4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	369,000
Investment, Identifier [Axis]: Dodge & Cox | VODAFONE GROUP PLC JR SUBORDINA 04/79 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	583,000
Investment, Identifier [Axis]: Dodge & Cox | VOLKSWAGEN AUTO LOAN ENHANCED VALET 2024 1 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,197,000
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SR UNSECURED 03/33 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	327,000
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SR UNSECURED 04/34 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	130,000
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SR UNSECURED 06/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	147,000
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SR UNSECURED 07/33 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	127,000
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SUBORDINATED 06/26 4.1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	200,000
Investment, Identifier [Axis]: Dodge & Cox | WELLS FARGO + COMPANY SUBORDINATED 07/27 4.3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	477,000
Investment, Identifier [Axis]: Edison International stock fund | Edison International| Common stock - no par value
EBP, Schedule of Asset Held for Investment [Line Items]
Total	200,614,000
Investment, Identifier [Axis]: Investment funds | AJO Partners | Separate managed account in the core U.S. small-medium company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	63,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective Investment in Core Bond Index fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	42,097,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective Investment in global equity fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	442,400,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective investment in the core Standard & Poor 500 index (large company stock) fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	340,178,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective investment in the core Standard & Poor 500 index fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,791,872,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective investment in the core U.S. small-medium company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	116,058,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective investment in the core bond fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	136,592,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | Collective investment in the core international stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	232,879,000
Investment, Identifier [Axis]: Investment funds | BlackRock Global Investors | RUSSELL 2000 Value fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	258,846,000
Investment, Identifier [Axis]: Investment funds | Blackrock Global Investors | Collective Investment in core real assets fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	36,709,000
Investment, Identifier [Axis]: Investment funds | Blackrock Global Investors | Collective Investment in global real estate investment trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	62,705,000
Investment, Identifier [Axis]: Investment funds | Blackrock Global Investors | Collective Investment in short term treasury inflation protected securities fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	55,647,000
Investment, Identifier [Axis]: Investment funds | Blackrock Global Investors | Collective Investment in the commodities fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	24,742,000
Investment, Identifier [Axis]: Investment funds | Boston Partners | Separate managed account in the core U.S. small-medium company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,101,000
Investment, Identifier [Axis]: Investment funds | Dodge & Cox | Mutual fund in the core international stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	294,131,000
Investment, Identifier [Axis]: Investment funds | Dodge & Cox | Separate managed account in the core bond fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	151,205,000
Investment, Identifier [Axis]: Investment funds | Harding Loevner | Collective investment in the core international stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	209,673,000
Investment, Identifier [Axis]: Investment funds | Hood River Capital | Collective investment in the core U.S. small-medium company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	155,869,000
Investment, Identifier [Axis]: Investment funds | Jackson Square Partners | Separate managed account in the core U.S. small-medium company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	9,000
Investment, Identifier [Axis]: Investment funds | Jennison | Separate managed account in the core U.S. large company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	341,733,000
Investment, Identifier [Axis]: Investment funds | Loomis Sayles | Separate managed account in the core U.S. large company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	14,000
Investment, Identifier [Axis]: Investment funds | Next Century | Separate managed account in the core U.S. small-medium company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	122,000
Investment, Identifier [Axis]: Investment funds | PIMCO | Separate managed account in the core bond fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	193,448,000
Investment, Identifier [Axis]: Investment funds | T. Rowe Price | Separate managed account in the core U.S. large company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	243,335,000
Investment, Identifier [Axis]: Investment funds | WESTWOOD | WESTWOOD US Small- Med Comp Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total	131,000
Investment, Identifier [Axis]: Jackson Square Partners | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	9,000
Investment, Identifier [Axis]: Jennison | ADIDAS AG COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,079,000
Investment, Identifier [Axis]: Jennison | ADVANCED MICRO DEVICES COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	5,406,000
Investment, Identifier [Axis]: Jennison | ALPHABET INC CL A COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	12,942,000
Investment, Identifier [Axis]: Jennison | ALPHABET INC CL C COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	12,946,000
Investment, Identifier [Axis]: Jennison | AMAZON.COM INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	24,565,000
Investment, Identifier [Axis]: Jennison | AMPHENOL CORP CL A COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	3,370,000
Investment, Identifier [Axis]: Jennison | APPLE INC COMMON STOCK USD.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00001
Total	21,240,000
Investment, Identifier [Axis]: Jennison | APPLOVIN CORP CLASS A COMMON STOCK USD.00003
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00003
Total	3,647,000
Investment, Identifier [Axis]: Jennison | AXON ENTERPRISE INC COMMON STOCK USD.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00001
Total	1,561,000
Investment, Identifier [Axis]: Jennison | BOEING CO/THE COMMON STOCK USD5.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	5
Total	5,698,000
Investment, Identifier [Axis]: Jennison | BOSTON SCIENTIFIC CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,389,000
Investment, Identifier [Axis]: Jennison | BROADCOM INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	18,356,000
Investment, Identifier [Axis]: Jennison | CADENCE DESIGN SYS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	6,152,000
Investment, Identifier [Axis]: Jennison | CONSTELLATION ENERGY COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,377,000
Investment, Identifier [Axis]: Jennison | COSTCO WHOLESALE CORP COMMON STOCK USD.005
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.005
Total	5,050,000
Investment, Identifier [Axis]: Jennison | CROWDSTRIKE HOLDINGS INC A COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	4,809,000
Investment, Identifier [Axis]: Jennison | DATADOG INC CLASS A COMMON STOCK USD.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00001
Total	2,193,000
Investment, Identifier [Axis]: Jennison | DEXCOM INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	2,140,000
Investment, Identifier [Axis]: Jennison | EDWARDS LIFESCIENCES CORP COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	3,462,000
Investment, Identifier [Axis]: Jennison | ELI LILLY + CO COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	14,791,000
Investment, Identifier [Axis]: Jennison | GENERAL ELECTRIC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	6,202,000
Investment, Identifier [Axis]: Jennison | GOLDMAN SACHS GROUP INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,556,000
Investment, Identifier [Axis]: Jennison | HILTON WORLDWIDE HOLDINGS IN COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,114,000
Investment, Identifier [Axis]: Jennison | INTUITIVE SURGICAL INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	4,292,000
Investment, Identifier [Axis]: Jennison | KEYSIGHT TECHNOLOGIES IN COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,896,000
Investment, Identifier [Axis]: Jennison | MASTERCARD INC A COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	7,858,000
Investment, Identifier [Axis]: Jennison | MERCADOLIBRE INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,716,000
Investment, Identifier [Axis]: Jennison | MERCK + CO. INC. COMMON STOCK USD.5
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.5
Total	1,031,000
Investment, Identifier [Axis]: Jennison | META PLATFORMS INC CLASS A COMMON STOCK USD.000006
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.000006
Total	13,749,000
Investment, Identifier [Axis]: Jennison | MICROSOFT CORP COMMON STOCK USD.00000625
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00000625
Total	22,943,000
Investment, Identifier [Axis]: Jennison | NETFLIX INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	8,118,000
Investment, Identifier [Axis]: Jennison | NVIDIA CORP COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	30,457,000
Investment, Identifier [Axis]: Jennison | O REILLY AUTOMOTIVE INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,992,000
Investment, Identifier [Axis]: Jennison | ORACLE CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,787,000
Investment, Identifier [Axis]: Jennison | SERVICENOW INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	4,186,000
Investment, Identifier [Axis]: Jennison | SHOPIFY INC CLASS A COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	4,782,000
Investment, Identifier [Axis]: Jennison | SNOWFLAKE INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	5,696,000
Investment, Identifier [Axis]: Jennison | SPOTIFY TECHNOLOGY SA COMMON STOCK EUR.000625
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.000625
Total	2,475,000
Investment, Identifier [Axis]: Jennison | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,389,000
Investment, Identifier [Axis]: Jennison | TAIWAN SEMICONDUCTOR SP ADR ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,412,000
Investment, Identifier [Axis]: Jennison | TESLA INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	12,987,000
Investment, Identifier [Axis]: Jennison | TEXAS INSTRUMENTS INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	2,820,000
Investment, Identifier [Axis]: Jennison | TOAST INC CLASS A COMMON STOCK USD.000001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.000001
Total	2,121,000
Investment, Identifier [Axis]: Jennison | UBER TECHNOLOGIES INC COMMON STOCK USD.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00001
Total	2,932,000
Investment, Identifier [Axis]: Jennison | VERTEX PHARMACEUTICALS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,999,000
Investment, Identifier [Axis]: Jennison | VISA INC CLASS A SHARES COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	8,341,000
Investment, Identifier [Axis]: Jennison | WALMART INC COMMON STOCK USD.1
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.1
Total	6,630,000
Investment, Identifier [Axis]: Jennison | WALT DISNEY CO/THE COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	5,079,000
Investment, Identifier [Axis]: Loomis Sayles | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	14,000
Investment, Identifier [Axis]: Money market fund | State Street Bank & Trust Co. Money market fund - collective instrument in the State Street Bank short-term income fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	355,774,000
Investment, Identifier [Axis]: Next Century | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	122,000
Investment, Identifier [Axis]: PIMCO | 31750S113 PIMCO FXVAN PUT USD KRW 1410.0000000
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1,410.0000000
Total	(2,000)
Investment, Identifier [Axis]: PIMCO | 31750S121 PIMCO FXVAN PUT USD KRW 1375.0000000
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1,375.0000000
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | 317UBC4A8 PIMCO SWAPTION 3.639 CALL USD 202601
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.639%
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | ACE SECURITIES CORP. ACE 2004 HE4 M1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 119,000
Investment, Identifier [Axis]: PIMCO | AEP TEXAS INC SR UNSECURED 07/30 2.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.10%
Total	$ 365,000
Investment, Identifier [Axis]: PIMCO | AERCAP IRELAND CAP/GLOBA COMPANY GUAR 01/29 5.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.10%
Total	$ 102,000
Investment, Identifier [Axis]: PIMCO | AERCAP IRELAND CAP/GLOBA COMPANY GUAR 10/26 2.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.45%
Total	$ 395,000
Investment, Identifier [Axis]: PIMCO | AES CORP/THE SR UNSECURED 01/31 2.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 91,000
Investment, Identifier [Axis]: PIMCO | AES CORP/THE SR UNSECURED 03/32 5.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.80%
Total	$ 308,000
Investment, Identifier [Axis]: PIMCO | AGREE LP COMPANY GUAR 06/28 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 286,000
Investment, Identifier [Axis]: PIMCO | ALBA PLC ALBA 2006 2 A3B REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 95,000
Investment, Identifier [Axis]: PIMCO | ALTRIA GROUP INC COMPANY GUAR 02/26 4.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.40%
Total	$ 367,000
Investment, Identifier [Axis]: PIMCO | AMER AIRLN 14 1 A PTT PASS THRU CE 04/28 3.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.70%
Total	$ 44,000
Investment, Identifier [Axis]: PIMCO | AMEREN CORP SR UNSECURED 01/29 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 205,000
Investment, Identifier [Axis]: PIMCO | AMERICAN ASSETS TRUST LP COMPANY GUAR 02/31 3.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.375%
Total	$ 91,000
Investment, Identifier [Axis]: PIMCO | AMERICAN TOWER CORP SR UNSECURED 02/29 5.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | AMERICAN TOWER CORP SR UNSECURED 03/27 3.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.65%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | APPLOVIN CORP SR UNSECURED 12/29 5.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.125%
Total	$ 308,000
Investment, Identifier [Axis]: PIMCO | ARGENTINE PESO
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 7,000
Investment, Identifier [Axis]: PIMCO | AT+T INC SR UNSECURED 03/26 1.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.70%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | AT+T INC SR UNSECURED 06/51 3.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.65%
Total	$ 282,000
Investment, Identifier [Axis]: PIMCO | AUST 10Y BOND FUT MAR26 XSFE 20260316
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,000
Investment, Identifier [Axis]: PIMCO | AUSTRALIAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 82,000
Investment, Identifier [Axis]: PIMCO | AUSTRALIAN GOVERNMENT BONDS REGS 11/31 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 165,000
Investment, Identifier [Axis]: PIMCO | AUSTRALIAN GOVERNMENT SR UNSECURED REGS 06/35 2.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.75%
Total	$ 340,000
Investment, Identifier [Axis]: PIMCO | AUTONATION INC SR UNSECURED 06/30 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | BANK BANK 2018 BN14 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	300,000
Investment, Identifier [Axis]: PIMCO | BANK BANK 2019 BN20 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	284,000
Investment, Identifier [Axis]: PIMCO | BANK OF AMERICA CORP SR UNSECURED 01/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	200,000
Investment, Identifier [Axis]: PIMCO | BANK OF AMERICA CORP SR UNSECURED 01/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	200,000
Investment, Identifier [Axis]: PIMCO | BANK OF AMERICA CORP SR UNSECURED 04/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	398,000
Investment, Identifier [Axis]: PIMCO | BANK OF AMERICA CORP SR UNSECURED 09/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	304,000
Investment, Identifier [Axis]: PIMCO | BANK OF AMERICA CORP SR UNSECURED 12/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	99,000
Investment, Identifier [Axis]: PIMCO | BANK OF AMERICA NA SR UNSECURED 08/26 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 201,000
Investment, Identifier [Axis]: PIMCO | BANK OF MONTREAL SR UNSECURED 02/28 5.203
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.203%
Total	$ 103,000
Investment, Identifier [Axis]: PIMCO | BANK OF NOVA SCOTIA SR UNSECURED 02/26 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 300,000
Investment, Identifier [Axis]: PIMCO | BANK OF NY MELLON CORP SR UNSECURED 02/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	202,000
Investment, Identifier [Axis]: PIMCO | BARCLAYS PLC SR UNSECURED 03/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	202,000
Investment, Identifier [Axis]: PIMCO | BARCLAYS PLC SR UNSECURED 09/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	202,000
Investment, Identifier [Axis]: PIMCO | BARCLAYS PLC SR UNSECURED 11/32 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 364,000
Investment, Identifier [Axis]: PIMCO | BAT CAPITAL CORP COMPANY GUAR 09/26 3.215
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.125%
Total	$ 398,000
Investment, Identifier [Axis]: PIMCO | BEAR STEARNS ADJUSTABLE RATE M BSARM 2004 10 11A1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	34,000
Investment, Identifier [Axis]: PIMCO | BENCHMARK MORTGAGE TRUST BMARK 2018 B1 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Total	297,000
Investment, Identifier [Axis]: PIMCO | BENCHMARK MORTGAGE TRUST BMARK 2018 B3 AAB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	87,000
Investment, Identifier [Axis]: PIMCO | BENCHMARK MORTGAGE TRUST BMARK 2018 B4 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	35,000
Investment, Identifier [Axis]: PIMCO | BENCHMARK MORTGAGE TRUST BMARK 2019 B14 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 284,000
Investment, Identifier [Axis]: PIMCO | BERRY GLOBAL INC SR SECURED 01/26 1.57
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.57%
Total	$ 300,000
Investment, Identifier [Axis]: PIMCO | BLACK HILLS CORP SR UNSECURED 03/28 5.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.95%
Total	$ 207,000
Investment, Identifier [Axis]: PIMCO | BNP PARIBAS REGS 07/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	266,000
Investment, Identifier [Axis]: PIMCO | BOA FUTURES COC BOA FUTURES CCBOSXUS1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 276,000
Investment, Identifier [Axis]: PIMCO | BOEING CO SR UNSECURED 02/28 3.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Total	$ 688,000
Investment, Identifier [Axis]: PIMCO | BOEING CO SR UNSECURED 05/30 5.15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.15%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | BRANDYWINE OPER PARTNERS COMPANY GUAR 11/27 3.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.95%
Total	$ 294,000
Investment, Identifier [Axis]: PIMCO | BRAZILIAN REAL
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 82,000
Investment, Identifier [Axis]: PIMCO | BROADCOM INC COMPANY GUAR 04/30 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | BROWN + BROWN INC SR UNSECURED 06/28 4.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.70%
Total	$ 304,000
Investment, Identifier [Axis]: PIMCO | BWU01H5V6 IRS USD P F 1.75000 BWU01H5V6 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.75%
Total	$ 285,000
Investment, Identifier [Axis]: PIMCO | BWU01H5V6 IRS USD R V 12MSOFR BWU01H5V6 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (299,000)
Investment, Identifier [Axis]: PIMCO | BWU01PGH7 IRS USD P F 1.25000 SWU01PGH7 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.25%
Total	$ 608,000
Investment, Identifier [Axis]: PIMCO | BWU01PGH7 IRS USD R V 03MSOFR BWU01PGH7 CCPOIS SOFR +0.26161
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.26161%
Total	$ (233,000)
Investment, Identifier [Axis]: PIMCO | BWU01PJP6 IRS USD P F 2.00000 SWU01PJP6 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 130,000
Investment, Identifier [Axis]: PIMCO | BWU01PJP6 IRS USD R V 03MSOFR BWU01PJP6 CCPOIS SOFR +0.26161
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.26161%
Total	$ 7,000
Investment, Identifier [Axis]: PIMCO | BWU01Q9O8 IRS EUR P F .00000 SWU01Q9O8 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.00%
Total	$ 374,000
Investment, Identifier [Axis]: PIMCO | BWU01Q9O8 IRS EUR R V 06MEURIB SWUV1Q9O0 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 77,000
Investment, Identifier [Axis]: PIMCO | BWU01RO19 IRS USD P F 1.15000 SWU01RO19 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.15%
Total	$ 1,151,000
Investment, Identifier [Axis]: PIMCO | BWU01RO19 IRS USD R V 03MSOFR SWUV1RO11 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (28,000)
Investment, Identifier [Axis]: PIMCO | BWU01UNW5 IRS USD P F 1.25000 SWU01UNW5 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.25%
Total	$ 735,000
Investment, Identifier [Axis]: PIMCO | BWU01UNW5 IRS USD R V 03MSOFR SWUV1UNW7 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (44,000)
Investment, Identifier [Axis]: PIMCO | BWU01VPO9 IRS USD P F 1.93120 SWU01VPO9 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.9312%
Total	$ 519,000
Investment, Identifier [Axis]: PIMCO | BWU01VTV9 IRS USD P F 1.97500 SWU01VTV9 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.975%
Total	$ 654,000
Investment, Identifier [Axis]: PIMCO | BWU01Z9R1 IRS EUR P F 3.25500 SWU01Z9R1 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.255%
Total	$ (11,000)
Investment, Identifier [Axis]: PIMCO | BWU01Z9R1 IRS EUR R V 06MEURIB SWUV1Z9R3 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 8,000
Investment, Identifier [Axis]: PIMCO | BWU01ZER5 IRS EUR P F 3.17900 SWU01ZER5 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.179%
Total	$ (11,000)
Investment, Identifier [Axis]: PIMCO | BWU01ZER5 IRS EUR R V 06MEURIB SWUV1ZER7 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 8,000
Investment, Identifier [Axis]: PIMCO | BWU01ZG51 IRS CAD P F 3.50000 SWU01ZG51 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ (14,000)
Investment, Identifier [Axis]: PIMCO | BWU01ZG51 IRS CAD R V 06MCORRA SWUV1ZG53 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (5,000)
Investment, Identifier [Axis]: PIMCO | BWU0203Z5 IRS USD P F 4.00000 SWU0203Z5 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ (19,000)
Investment, Identifier [Axis]: PIMCO | BWU0203Z5 IRS USD R V 12MSOFR SWUV203Z7 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (146,000)
Investment, Identifier [Axis]: PIMCO | BWU0206W9 IRS USD P F 3.50000 SWU0206W9 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 295,000
Investment, Identifier [Axis]: PIMCO | BWU0206W9 IRS USD R V 12MSOFR SWUV206W1 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (77,000)
Investment, Identifier [Axis]: PIMCO | BWU025U43 IRS USD P F 3.50000 SWU025U43 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 56,000
Investment, Identifier [Axis]: PIMCO | BWU025U43 IRS USD R V 12MSOFR SWUV25U45 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (6,000)
Investment, Identifier [Axis]: PIMCO | BWU02CN46 IRS EUR P F 2.06280 SWU02CN46 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.0628%
Total	$ (22,000)
Investment, Identifier [Axis]: PIMCO | BWU02CN46 IRS EUR R V 12MESTR SWUV2CN48 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 23,000
Investment, Identifier [Axis]: PIMCO | BWU02CPW2 IRS EUR P F 2.05000 SWU02CPW2 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.05%
Total	$ (11,000)
Investment, Identifier [Axis]: PIMCO | BWU02CPW2 IRS EUR R V 12MESTR SWUV2CPW4 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 12,000
Investment, Identifier [Axis]: PIMCO | BWU02CPZ5 IRS EUR P F 2.05630 SWU02CPZ5 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.0563%
Total	$ (22,000)
Investment, Identifier [Axis]: PIMCO | BWU02CPZ5 IRS EUR R V 12MESTR SWUV2CPZ7 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 23,000
Investment, Identifier [Axis]: PIMCO | BWU02DSM9 IRS USD P F 3.76473 SWU02DSM9 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.76473%
Total	$ 6,000
Investment, Identifier [Axis]: PIMCO | BWU02G0R1 IRS USD P F 3.25000 SWU02G0R1 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Total	$ 173,000
Investment, Identifier [Axis]: PIMCO | BWU02G0R1 IRS USD R V 12MSOFR SWUV2G0R3 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (130,000)
Investment, Identifier [Axis]: PIMCO | BWU02G3R8 IRS JPY P F 1.25000 SWU02G3R8 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.25%
Total	$ 186,000
Investment, Identifier [Axis]: PIMCO | BWU02G3R8 IRS JPY R V 12MTONAR SWUV2G3R0 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (91,000)
Investment, Identifier [Axis]: PIMCO | BWU02GS83 IRS EUR P F 2.40000 SWU02GS83 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.40%
Total	$ (8,000)
Investment, Identifier [Axis]: PIMCO | BWU02GS83 IRS EUR R V 06MEURIB SWUV2GS85 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 8,000
Investment, Identifier [Axis]: PIMCO | BWU02J3H4 IRS GBP P F 4.50000 SWU02J3H4 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ (8,000)
Investment, Identifier [Axis]: PIMCO | BWU02J3H4 IRS GBP R V 12MSONIA SWUV2J3H6 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 10,000
Investment, Identifier [Axis]: PIMCO | BWU02JZS5 IRS EUR P F 3.00000 SWU02JZS5 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 14,000
Investment, Identifier [Axis]: PIMCO | BWU02JZS5 IRS EUR R V 06MEURIB SWUV2JZS7 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 7,000
Investment, Identifier [Axis]: PIMCO | BWU02K2I0 IRS BRL P F 13.01660 SWU02K2I0 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.0166%
Total	$ 18,000
Investment, Identifier [Axis]: PIMCO | BWU02K2I0 IRS BRL R V 00MBRCDI SWUV2K2I2 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (12,000)
Investment, Identifier [Axis]: PIMCO | BWU02K2Z2 IRS BRL P F 13.00000 SWU02K2Z2 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.00%
Total	$ 5,000
Investment, Identifier [Axis]: PIMCO | BWU02K2Z2 IRS BRL R V 00MBRCDI SWUV2K2Z4 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (4,000)
Investment, Identifier [Axis]: PIMCO | CALIFORNIA ST HLTH FACS FING A CASMED 06/37 FIXED 4.19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.19%
Total	$ 191,000
Investment, Identifier [Axis]: PIMCO | CAMPBELLS COMPANY/THE SR UNSECURED 03/26 5.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Total	$ 200,000
Investment, Identifier [Axis]: PIMCO | CAN 10YR BOND FUT MAR26 XMOD 20260320
EBP, Schedule of Asset Held for Investment [Line Items]
Total	(8,000)
Investment, Identifier [Axis]: PIMCO | CANADIAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	62,000
Investment, Identifier [Axis]: PIMCO | CCBOSHUS6 BANK OF AMERICA CCPC CCBOSHUS6 BANK OF AMERICA CCPC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	905,000
Investment, Identifier [Axis]: PIMCO | CCBOSZUS6 BOA CCPC COC CCBOSZUS6 BOA CCPC COC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,419,000
Investment, Identifier [Axis]: PIMCO | CCFARIUS1 SWCC WELLS FARGO USD SWAPS CASH COLLATERAL USD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 60,000
Investment, Identifier [Axis]: PIMCO | CDW LLC/CDW FINANCE COMPANY GUAR 12/26 2.67
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.67%
Total	$ 99,000
Investment, Identifier [Axis]: PIMCO | CENTENE CORP SR UNSECURED 07/28 2.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.45%
Total	$ 187,000
Investment, Identifier [Axis]: PIMCO | CENTENE CORP SR UNSECURED 08/31 2.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.625%
Total	$ 258,000
Investment, Identifier [Axis]: PIMCO | CENTENE CORP SR UNSECURED 10/30 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 179,000
Investment, Identifier [Axis]: PIMCO | CENTERPOINT ENERGY RES SR UNSECURED 03/28 5.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Total	$ 205,000
Investment, Identifier [Axis]: PIMCO | CGI INC SR UNSECURED 09/26 1.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.45%
Total	$ 196,000
Investment, Identifier [Axis]: PIMCO | CHARTER COMM OPT LLC/CAP SR SECURED 04/51 3.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.70%
Total	$ 442,000
Investment, Identifier [Axis]: PIMCO | CHENIERE ENERGY PARTNERS COMPANY GUAR 10/29 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 301,000
Investment, Identifier [Axis]: PIMCO | CIGNA GROUP/THE SR UNSECURED 03/31 2.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.375%
Total	$ 362,000
Investment, Identifier [Axis]: PIMCO | CITIBANK NA SR UNSECURED 12/26 5.488
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.488%
Total	$ 304,000
Investment, Identifier [Axis]: PIMCO | CITIGROUP COMMERCIAL MORTGAGE CGCMT 2016 C1 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	100,000
Investment, Identifier [Axis]: PIMCO | CITIGROUP INC SR UNSECURED 02/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	205,000
Investment, Identifier [Axis]: PIMCO | CITIGROUP MORTGAGE LOAN TRUST CMLTI 2005 8 3A1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 25,000
Investment, Identifier [Axis]: PIMCO | CMS ENERGY CORP SR UNSECURED 02/27 2.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.95%
Total	$ 197,000
Investment, Identifier [Axis]: PIMCO | COMM MORTGAGE TRUST COMM 2017 COR2 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 197,000
Investment, Identifier [Axis]: PIMCO | COMMONSPIRIT HEALTH SECURED 09/30 4.352
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.352%
Total	$ 100,000
Investment, Identifier [Axis]: PIMCO | COMMONSPIRIT HEALTH SECURED 09/35 4.975
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.975%
Total	$ 99,000
Investment, Identifier [Axis]: PIMCO | COMMONSPIRIT HEALTH SR SECURED 10/49 4.187
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.187%
Total	$ 79,000
Investment, Identifier [Axis]: PIMCO | CONSTELLATION BRANDS INC SR UNSECURED 01/29 4.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Total	$ 254,000
Investment, Identifier [Axis]: PIMCO | CONSTELLATION EN GEN LLC SR UNSECURED 03/28 5.6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.60%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | COREBRIDGE FINANCIAL INC SR UNSECURED 04/27 3.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.65%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | COUNTRYWIDE ALTERNATIVE LOAN T CWALT 2004 28CB 5A1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	37,000
Investment, Identifier [Axis]: PIMCO | COUNTRYWIDE HOME LOANS CWHL 2004 HYB2 6A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 21,000
Investment, Identifier [Axis]: PIMCO | CROWN CASTLE INC SR UNSECURED 09/27 3.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.65%
Total	$ 198,000
Investment, Identifier [Axis]: PIMCO | CROWN CASTLE INC SR UNSECURED 09/28 4.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Total	$ 203,000
Investment, Identifier [Axis]: PIMCO | CROWN CASTLE INC SR UNSECURED 11/29 3.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.10%
Total	$ 95,000
Investment, Identifier [Axis]: PIMCO | CVS HEALTH CORP SR UNSECURED 08/27 1.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.30%
Total	$ 765,000
Investment, Identifier [Axis]: PIMCO | DANISH KRONE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,000
Investment, Identifier [Axis]: PIMCO | DEUTSCHE BANK NY 01/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	209,000
Investment, Identifier [Axis]: PIMCO | DEUTSCHE BANK NY 02/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 203,000
Investment, Identifier [Axis]: PIMCO | EMERA US FINANCE LP COMPANY GUAR 06/31 2.639
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.639%
Total	$ 181,000
Investment, Identifier [Axis]: PIMCO | ENBRIDGE INC COMPANY GUAR 04/29 5.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | ENBRIDGE INC COMPANY GUAR 06/30 4.9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Total	$ 307,000
Investment, Identifier [Axis]: PIMCO | ENERGY TRANSFER LP SR UNSECURED 12/28 6.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.10%
Total	$ 105,000
Investment, Identifier [Axis]: PIMCO | ENTERGY ARKANSAS LLC 1ST MORTGAGE 06/51 2.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.65%
Total	$ 119,000
Investment, Identifier [Axis]: PIMCO | EQUINIX INC SR UNSECURED 05/31 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 181,000
Investment, Identifier [Axis]: PIMCO | EURO BUND FUTURE MAR26 XEUR 20260306
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (4,000)
Investment, Identifier [Axis]: PIMCO | EUROPEAN UNION SR UNSECURED REGS 10/29 2.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.875%
Total	$ 595,000
Investment, Identifier [Axis]: PIMCO | EVERSOURCE ENERGY SR UNSECURED 01/27 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 101,000
Investment, Identifier [Axis]: PIMCO | EVERSOURCE ENERGY SR UNSECURED 05/26 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 100,000
Investment, Identifier [Axis]: PIMCO | EXELON CORP SR UNSECURED 03/28 5.15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.15%
Total	$ 204,000
Investment, Identifier [Axis]: PIMCO | EXPAND ENERGY CORP SR UNSECURED 01/35 5.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Total	$ 104,000
Investment, Identifier [Axis]: PIMCO | EXTRA SPACE STORAGE LP COMPANY GUAR 06/31 2.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.55%
Total	$ 362,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2004 10 ZB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	17,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2011 86 NF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	25,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2012 55 PC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	335,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2015 38 DF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	20,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2015 87 BF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	36,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2019 28 FJ
EBP, Schedule of Asset Held for Investment [Line Items]
Total	123,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2022 42 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	136,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2025 4 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	205,000
Investment, Identifier [Axis]: PIMCO | FANNIE MAE FNR 2025 66 FK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 261,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL RA9057 FR 05/53 FIXED 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 249,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL RA9128 FR 08/53 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 338,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL SD2524 FR 10/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 82,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL SD7578 FR 04/55 FIXED 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 251,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL SD8227 FR 07/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 763,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL SD8367 FR 10/53 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 249,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL WN2427 FR 04/28 FIXED 4.17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.17%
Total	$ 100,000
Investment, Identifier [Axis]: PIMCO | FED HM LN PC POOL ZA6393 FR 03/49 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 11,000
Investment, Identifier [Axis]: PIMCO | FED REPUBLIC OF BRAZIL SR UNSECURED 03/34 6.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.125%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | FERGUSON ENTERPRISES INC COMPANY GUAR 03/31 4.35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.35%
Total	$ 299,000
Investment, Identifier [Axis]: PIMCO | FHLMC MULTIFAMILY STRUCTURED P FHMS KF68 A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	43,000
Investment, Identifier [Axis]: PIMCO | FHLMC MULTIFAMILY STRUCTURED P FHMS Q029 A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 158,000
Investment, Identifier [Axis]: PIMCO | FIDELITY NATL INFO SERV SR UNSECURED 03/28 1.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.65%
Total	$ 285,000
Investment, Identifier [Axis]: PIMCO | FLORIDA POWER + LIGHT CO 1ST MORTGAGE 04/28 5.05
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.05%
Total	$ 103,000
Investment, Identifier [Axis]: PIMCO | FMC CORP SR UNSECURED 10/26 3.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.20%
Total	$ 198,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL 725236 FN 03/34 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL 888638 FN 09/37 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 48,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL 894948 FN 08/36 FIXED 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL 995279 FN 12/38 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL AE0515 FN 04/40 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 3,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL AH8434 FN 04/41 FIXED 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 4,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL AL5853 FN 05/44 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	92,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL AL8946 FN 08/46 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 499,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL AW3558 FN 05/29 FIXED 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 26,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BK2012 FN 04/48 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 556,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BM2003 FN 10/47 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 11,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BS7947 FN 03/28 FIXED 4.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Total	$ 201,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BS8211 FN 05/28 FIXED 4.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Total	$ 203,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BW1215 FN 10/52 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 810,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BW8996 FN 10/52 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 829,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BY6172 FN 07/53 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 1,512,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BY8987 FN 08/53 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 894,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL BZ5550 FN 12/32 FIXED 4.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Total	$ 1,097,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL CA3674 FN 06/49 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 18,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL CB6241 FN 05/53 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 244,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL CB6672 FN 07/53 FIXED 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 82,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL CB6728 FN 07/53 FIXED 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 174,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL DA5382 FN 11/53 FIXED 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 472,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL DB8491 FN 07/54 FIXED 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 863,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL FM1107 FN 06/49 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	14,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL FS3097 FN 10/52 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	71,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL FS3519 FN 11/52 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	247,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL FS8865 FN 02/35 FIXED VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 131,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL MA3036 FN 06/32 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 231,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL MA3125 FN 09/32 FIXED 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 273,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL MA4700 FN 08/52 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 3,423,000
Investment, Identifier [Axis]: PIMCO | FNMA POOL MA4733 FN 09/52 FIXED 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 244,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 3 SINGLE FAMILY MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 1,709,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 3.5 SINGLE FAMILY MORTGAGE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ (695,000)
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 3.5 SINGLE FAMILY MORTGAGE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 695,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 3.5 SINGLE FAMILY MORTGAGE 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 5,354,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 4.5 SINGLE FAMILY MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 488,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 5 SINGLE FAMILY MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 3,172,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 5.5 SINGLE FAMILY MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 13,279,000
Investment, Identifier [Axis]: PIMCO | FNMA TBA 30 YR 6 SINGLE FAMILY MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 12,016,000
Investment, Identifier [Axis]: PIMCO | FORD MOTOR CREDIT CO LLC SR UNSECURED 08/26 4.542
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.542%
Total	$ 200,000
Investment, Identifier [Axis]: PIMCO | FORD MOTOR CREDIT CO LLC SR UNSECURED 09/29 5.303
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.303%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | FORD MOTOR CREDIT CO LLC SR UNSECURED 11/26 5.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.125%
Total	$ 201,000
Investment, Identifier [Axis]: PIMCO | FORD MOTOR CREDIT CO LLC SR UNSECURED 11/26 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	201,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 2882 ZC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 4313 FM
EBP, Schedule of Asset Held for Investment [Line Items]
Total	337,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 4790 F
EBP, Schedule of Asset Held for Investment [Line Items]
Total	90,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 4935 KP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	390,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 4948 E
EBP, Schedule of Asset Held for Investment [Line Items]
Total	29,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5092 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	40,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5115 CD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	80,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5115 EM
EBP, Schedule of Asset Held for Investment [Line Items]
Total	291,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5468 QF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	304,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5499 FH
EBP, Schedule of Asset Held for Investment [Line Items]
Total	208,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5534 FP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	254,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5560 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	267,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5564 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	194,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC FHR 5564 PF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 99,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC NOTES 10/26 0.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.80%
Total	$ 1,075,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC SLST SLST 2019 3 A1C
EBP, Schedule of Asset Held for Investment [Line Items]
Total	210,000
Investment, Identifier [Axis]: PIMCO | FREDDIE MAC WHOLE LOAN SECURIT FWLS 2017 SC01 2A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 132,000
Investment, Identifier [Axis]: PIMCO | GENERAL MILLS INC SR UNSECURED 01/27 4.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.70%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | GENERAL MOTORS FINL CO SR UNSECURED 05/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 201,000
Investment, Identifier [Axis]: PIMCO | GLOBAL PAYMENTS INC SR UNSECURED 08/29 3.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.20%
Total	$ 477,000
Investment, Identifier [Axis]: PIMCO | GLP CAPITAL LP / FIN II COMPANY GUAR 02/33 5.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Total	$ 301,000
Investment, Identifier [Axis]: PIMCO | GNMA II POOL MA5264 G2 06/48 FIXED 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 18,000
Investment, Identifier [Axis]: PIMCO | GNMA II POOL MA8566 G2 01/53 FIXED 3.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 238,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 2 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 249,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 2.5 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 519,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 3.5 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Total	$ 1,093,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 4 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 1,322,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 4.5 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 1,170,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 5 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 1,278,000
Investment, Identifier [Axis]: PIMCO | GNMA II TBA 30 YR 6 JUMBOS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 1,937,000
Investment, Identifier [Axis]: PIMCO | GOLDEN ST TOBACCO SECURITIZATI GLDGEN 06/50 FIXED 3.85
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.85%
Total	$ 64,000
Investment, Identifier [Axis]: PIMCO | GOLDMAN SACHS GROUP INC SR UNSECURED 03/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	696,000
Investment, Identifier [Axis]: PIMCO | GOLDMAN SACHS GROUP INC SR UNSECURED 04/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	732,000
Investment, Identifier [Axis]: PIMCO | GOLDMAN SACHS GROUP INC SR UNSECURED 04/32 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	91,000
Investment, Identifier [Axis]: PIMCO | GOLDMAN SACHS GROUP INC SR UNSECURED 07/32 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	179,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2015 H16 FM
EBP, Schedule of Asset Held for Investment [Line Items]
Total	46,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2015 H20 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	25,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2015 H20 FC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	89,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2015 H22 FC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	76,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2016 H11 F
EBP, Schedule of Asset Held for Investment [Line Items]
Total	44,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2017 H09 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	70,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2019 31 GF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	120,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2019 33 F
EBP, Schedule of Asset Held for Investment [Line Items]
Total	65,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2020 5 JF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	68,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H02 FN
EBP, Schedule of Asset Held for Investment [Line Items]
Total	87,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H22 EF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	81,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H25 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	299,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2022 H26 DF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	102,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H01 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	196,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H02 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	389,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H02 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Total	494,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H03 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	97,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H05 FL
EBP, Schedule of Asset Held for Investment [Line Items]
Total	193,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H05 GF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	191,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H08 GF
EBP, Schedule of Asset Held for Investment [Line Items]
Total	190,000
Investment, Identifier [Axis]: PIMCO | GOVERNMENT NATIONAL MORTGAGE A GNR 2023 H27 FA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	490,000
Investment, Identifier [Axis]: PIMCO | GS MORTGAGE SECURITIES TRUST GSMS 2019 GC42 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 283,000
Investment, Identifier [Axis]: PIMCO | GXO LOGISTICS INC SR UNSECURED 05/29 6.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.25%
Total	$ 211,000
Investment, Identifier [Axis]: PIMCO | HCA INC COMPANY GUAR 11/30 4.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Total	$ 299,000
Investment, Identifier [Axis]: PIMCO | HEALTHCARE RLTY HLDGS LP COMPANY GUAR 03/31 2.05
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.05%
Total	$ 86,000
Investment, Identifier [Axis]: PIMCO | HEALTHPEAK OP LLC COMPANY GUAR 07/26 3.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | HIGHWOODS REALTY LP SR UNSECURED 03/28 4.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.125%
Total	$ 297,000
Investment, Identifier [Axis]: PIMCO | HSBC HOLDINGS PLC JR SUBORDINA 12/99 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	285,000
Investment, Identifier [Axis]: PIMCO | HSBC HOLDINGS PLC SR UNSECURED 03/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	308,000
Investment, Identifier [Axis]: PIMCO | HSBC HOLDINGS PLC SR UNSECURED 09/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 483,000
Investment, Identifier [Axis]: PIMCO | HYATT HOTELS CORP SR UNSECURED 03/32 5.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.75%
Total	$ 315,000
Investment, Identifier [Axis]: PIMCO | INDYMAC INDA MORTGAGE LOAN TRU INDA 2005 AR1 3A1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	57,000
Investment, Identifier [Axis]: PIMCO | ING GROEP NV JR SUBORDINA 12/99 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	269,000
Investment, Identifier [Axis]: PIMCO | ING GROEP NV SR UNSECURED 03/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	206,000
Investment, Identifier [Axis]: PIMCO | ING GROEP NV SR UNSECURED 03/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	308,000
Investment, Identifier [Axis]: PIMCO | ING GROEP NV SR UNSECURED 04/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 298,000
Investment, Identifier [Axis]: PIMCO | INTEGRIS BAPTIST MEDICAL SR SECURED 08/50 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.875%
Total	$ 73,000
Investment, Identifier [Axis]: PIMCO | INTEL CORP SR UNSECURED 02/30 5.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.125%
Total	$ 205,000
Investment, Identifier [Axis]: PIMCO | INTERCONTINENTALEXCHANGE SR UNSECURED 09/40 2.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.65%
Total	$ 445,000
Investment, Identifier [Axis]: PIMCO | JAPAN (20 YEAR ISSUE) BONDS 03/45 2.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 220,000
Investment, Identifier [Axis]: PIMCO | JAPAN (20 YEAR ISSUE) BONDS 12/44 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 333,000
Investment, Identifier [Axis]: PIMCO | JAPAN (30 YEAR ISSUE) BONDS 03/55 2.4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.40%
Total	$ 207,000
Investment, Identifier [Axis]: PIMCO | JAPAN (30 YEAR ISSUE) BONDS 06/55 2.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.80%
Total	$ 228,000
Investment, Identifier [Axis]: PIMCO | JAPAN (30 YEAR ISSUE) BONDS 09/55 3.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.20%
Total	$ 124,000
Investment, Identifier [Axis]: PIMCO | JAPAN (30 YEAR ISSUE) BONDS 12/54 2.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.30%
Total	$ 256,000
Investment, Identifier [Axis]: PIMCO | JAPAN (40 YEAR ISSUE) BONDS 03/64 2.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.20%
Total	$ 139,000
Investment, Identifier [Axis]: PIMCO | JP MORGAN CHASE COMMERCIAL MOR JPMCC 2016 JP4 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	99,000
Investment, Identifier [Axis]: PIMCO | JP MORGAN MORTGAGE TRUST JPMMT 2005 A5 2A2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	67,000
Investment, Identifier [Axis]: PIMCO | JPMDB COMMERCIAL MORTGAGE SECU JPMDB 2016 C2 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	99,000
Investment, Identifier [Axis]: PIMCO | JPMORGAN CHASE + CO SR UNSECURED 04/28 VAR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	306,000
Investment, Identifier [Axis]: PIMCO | JPMORGAN CHASE + CO SR UNSECURED 04/28 VAR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	201,000
Investment, Identifier [Axis]: PIMCO | JPMORGAN CHASE + CO SR UNSECURED 04/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,000
Investment, Identifier [Axis]: PIMCO | JPMORGAN CHASE + CO SR UNSECURED 04/32 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	640,000
Investment, Identifier [Axis]: PIMCO | JPMORGAN CHASE + CO SR UNSECURED 06/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 96,000
Investment, Identifier [Axis]: PIMCO | JT INTL FIN SERVICES BV COMPANY GUAR REGS 09/28 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.875%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | KILROY REALTY LP COMPANY GUAR 01/36 6.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.25%
Total	$ 104,000
Investment, Identifier [Axis]: PIMCO | LAZARD GROUP LLC SR UNSECURED 03/31 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 212,000
Investment, Identifier [Axis]: PIMCO | LETRA TESOURO NACIONAL BILLS 04/26 0.00000
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.00%
Total	$ 936,000
Investment, Identifier [Axis]: PIMCO | LLOYDS BANKING GROUP PLC SR UNSECURED 08/33 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	407,000
Investment, Identifier [Axis]: PIMCO | LLOYDS BANKING GROUP PLC SR UNSECURED 11/28 VAR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	201,000
Investment, Identifier [Axis]: PIMCO | LLOYDS BANKING GROUP PLC SR UNSECURED 11/28 VAR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	204,000
Investment, Identifier [Axis]: PIMCO | LONG GILT FUTURE MAR26 IFLL 20260327
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 3,000
Investment, Identifier [Axis]: PIMCO | LOUISIANA ST LOCAL GOVT ENVRNM LASGOV 12/34 FIXED 5.048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.048%
Total	$ 207,000
Investment, Identifier [Axis]: PIMCO | LPL HOLDINGS INC COMPANY GUAR 03/30 5.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Total	$ 307,000
Investment, Identifier [Axis]: PIMCO | MARRIOTT INTERNATIONAL SR UNSECURED 10/28 5.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.55%
Total	$ 208,000
Investment, Identifier [Axis]: PIMCO | MARYLAND ST HLTH HGR EDUCTNL MDSMED 07/40 FIXED 3.052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.052%
Total	$ 313,000
Investment, Identifier [Axis]: PIMCO | MERRILL LYNCH MORTGAGE INVESTO MLMI 2003 A2 2A2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 5,000
Investment, Identifier [Axis]: PIMCO | META PLATFORMS INC SR UNSECURED 11/30 4.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.20%
Total	$ 2,182,000
Investment, Identifier [Axis]: PIMCO | MICRON TECHNOLOGY INC SR UNSECURED 02/30 4.663
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.663%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | MITSUBISHI UFJ FIN GRP SR UNSECURED 07/32 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	714,000
Investment, Identifier [Axis]: PIMCO | MIZUHO FINANCIAL GROUP SR UNSECURED 05/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	297,000
Investment, Identifier [Axis]: PIMCO | MIZUHO FINANCIAL GROUP SR UNSECURED 07/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	182,000
Investment, Identifier [Axis]: PIMCO | MLCC MORTGAGE INVESTORS INC MLCC 2004 G A1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY BANK NA SR UNSECURED 01/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	252,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY CAP SVCS COC SWAP CASH COLLATERAL USD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	10,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY CAPITAL I TRUST MSC 2017 HR2 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	99,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY CAPITAL I TRUST MSC 2019 L3 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Total	286,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY CAPITAL INC MSAC 2004 WMC2 M1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	52,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY CAPITAL INC MSAC 2006 NC2 A2D
EBP, Schedule of Asset Held for Investment [Line Items]
Total	15,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY PVT BANK SR UNSECURED 07/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	601,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY SR UNSECURED 01/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	200,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY SR UNSECURED 04/28 VAR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	402,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY SR UNSECURED 04/28 VAR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	102,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY SR UNSECURED 04/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY SR UNSECURED 07/30 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	410,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY SR UNSECURED 07/32 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	267,000
Investment, Identifier [Axis]: PIMCO | MORGAN STANLEY TBA CASH COLLATERAL
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (26,000)
Investment, Identifier [Axis]: PIMCO | NATIONAL FUEL GAS CO SR UNSECURED 03/30 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 103,000
Investment, Identifier [Axis]: PIMCO | NATIONAL FUEL GAS CO SR UNSECURED 03/31 2.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.95%
Total	$ 365,000
Investment, Identifier [Axis]: PIMCO | NEW S WALES TREASURY CRP LOCAL GOVT G REGS 03/34 1.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.75%
Total	$ 103,000
Investment, Identifier [Axis]: PIMCO | NEWGATE FUNDING PLC NGATE 2006 3X A3A REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 91,000
Investment, Identifier [Axis]: PIMCO | NEXI SPA SR UNSECURED REGS 04/29 2.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.125%
Total	$ 226,000
Investment, Identifier [Axis]: PIMCO | NEXTERA ENERGY CAPITAL COMPANY GUAR 06/30 2.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.25%
Total	$ 460,000
Investment, Identifier [Axis]: PIMCO | NOMURA HOLDINGS INC SR UNSECURED 01/26 5.709
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.709%
Total	$ 200,000
Investment, Identifier [Axis]: PIMCO | NOMURA HOLDINGS INC SR UNSECURED 01/28 5.842
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.842%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | NORWEGIAN KRONE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 10,000
Investment, Identifier [Axis]: PIMCO | OCCIDENTAL PETROLEUM COR SR UNSECURED 08/29 5.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Total	$ 307,000
Investment, Identifier [Axis]: PIMCO | OHIO POWER COMPANY SR UNSECURED 06/33 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 101,000
Investment, Identifier [Axis]: PIMCO | ONEOK INC COMPANY GUAR 11/28 5.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.65%
Total	$ 208,000
Investment, Identifier [Axis]: PIMCO | ONEOK INC COMPANY GUAR 11/30 5.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.80%
Total	$ 106,000
Investment, Identifier [Axis]: PIMCO | ORACLE CORP SR UNSECURED 05/30 4.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Total	$ 99,000
Investment, Identifier [Axis]: PIMCO | ORACLE CORP SR UNSECURED 08/28 4.8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Total	$ 302,000
Investment, Identifier [Axis]: PIMCO | ORACLE CORP SR UNSECURED 09/45 5.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.875%
Total	$ 362,000
Investment, Identifier [Axis]: PIMCO | PACIFIC GAS + ELECTRIC 1ST MORTGAGE 01/29 6.1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.10%
Total	$ 209,000
Investment, Identifier [Axis]: PIMCO | PACIFIC GAS + ELECTRIC 1ST MORTGAGE 03/35 5.7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Total	$ 309,000
Investment, Identifier [Axis]: PIMCO | PACIFIC GAS + ELECTRIC 1ST MORTGAGE 06/28 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 102,000
Investment, Identifier [Axis]: PIMCO | PACIFIC GAS + ELECTRIC 1ST MORTGAGE 07/30 4.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Total	$ 100,000
Investment, Identifier [Axis]: PIMCO | PACIFIC GAS + ELECTRIC 1ST MORTGAGE 08/35 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 105,000
Investment, Identifier [Axis]: PIMCO | PACIFIC GAS + ELECTRIC 1ST MORTGAGE 12/47 3.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.95%
Total	$ 149,000
Investment, Identifier [Axis]: PIMCO | PACIFICORP 1ST MORTGAGE 02/31 5.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Total	$ 103,000
Investment, Identifier [Axis]: PIMCO | PACIFICORP 1ST MORTGAGE 02/34 5.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Total	$ 203,000
Investment, Identifier [Axis]: PIMCO | PAYCHEX INC SR UNSECURED 04/32 5.35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.35%
Total	$ 311,000
Investment, Identifier [Axis]: PIMCO | PG+E RECOVERY FND LLC SR SECURED 06/42 5.231
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.231%
Total	$ 304,000
Investment, Identifier [Axis]: PIMCO | PHILIP MORRIS INTL INC SR UNSECURED 11/27 5.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.125%
Total	$ 204,000
Investment, Identifier [Axis]: PIMCO | PIEDMONT OPERATING PARTN COMPANY GUAR 07/29 6.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.875%
Total	$ 212,000
Investment, Identifier [Axis]: PIMCO | PIMCO FDS SHORT TERM FLTG NAV MUTUAL FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 9,864,000
Investment, Identifier [Axis]: PIMCO | PINNACLE WEST CAPITAL SR UNSECURED 05/28 4.9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Total	$ 306,000
Investment, Identifier [Axis]: PIMCO | POUND STERLING
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 62,000
Investment, Identifier [Axis]: PIMCO | PROLOGIS LP SR UNSECURED 02/33 4.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.20%
Total	$ 293,000
Investment, Identifier [Axis]: PIMCO | PUBLIC SERVICE ENTERPRIS SR UNSECURED 04/29 5.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | QUANTA SERVICES INC SR UNSECURED 10/30 2.9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.90%
Total	$ 94,000
Investment, Identifier [Axis]: PIMCO | REALTY INCOME CORP SR UNSECURED 06/35 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.875%
Total	$ 116,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF CHILE SR UNSECURED 01/27 2.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.75%
Total	$ 197,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF PERU SR UNSECURED REGS 08/31 6.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.95%
Total	$ 291,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF PHILIPPINES SR UNSECURED 07/28 4.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.625%
Total	$ 304,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF PHILIPPINES SR UNSECURED 07/33 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 205,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF POLAND SR UNSECURED 09/34 5.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.125%
Total	$ 102,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 01/37 8.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
Total	$ 221,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 01/40 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.00%
Total	$ 50,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 01/44 8.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.75%
Total	$ 8,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 02/35 8.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.875%
Total	$ 966,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 02/48 8.75 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.75%
Total	$ 23,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 02/48 8.75 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.75%
Total	$ 17,000
Investment, Identifier [Axis]: PIMCO | REPUBLIC OF SOUTH AFRICA BONDS 03/36 6.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.25%
Total	$ 36,000
Investment, Identifier [Axis]: PIMCO | RMAC SECURITIES PLC RMACS 2006 NS4X A3A REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Total	119,000
Investment, Identifier [Axis]: PIMCO | ROMANIAN LEU
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | ROYAL BANK OF CANADA SR UNSECURED 01/27 4.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.875%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | ROYALTY PHARMA PLC COMPANY GUAR 03/31 4.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.45%
Total	$ 200,000
Investment, Identifier [Axis]: PIMCO | SAN FRANCISCO CITY CNTY CA C SFOCTF 11/41 FIXED 6.487
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.487%
Total	$ 1,616,000
Investment, Identifier [Axis]: PIMCO | SANTANDER HOLDINGS USA SR UNSECURED 03/31 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	207,000
Investment, Identifier [Axis]: PIMCO | SANTANDER UK GROUP HLDGS SR UNSECURED 06/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	396,000
Investment, Identifier [Axis]: PIMCO | SANTANDER UK GROUP HLDGS SR UNSECURED 09/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	300,000
Investment, Identifier [Axis]: PIMCO | SOUTH AFRICAN RAND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 40,000
Investment, Identifier [Axis]: PIMCO | SOUTHERN CO GAS CAPITAL COMPANY GUAR 01/31 1.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.75%
Total	$ 89,000
Investment, Identifier [Axis]: PIMCO | SOUTHERN GAS CORRIDOR GOVT GUARANT REGS 03/26 6.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.875%
Total	$ 201,000
Investment, Identifier [Axis]: PIMCO | SOUTHWEST GAS CORP SR UNSECURED 03/28 5.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Total	$ 205,000
Investment, Identifier [Axis]: PIMCO | SPIRE INC SR UNSECURED 03/26 5.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Total	$ 200,000
Investment, Identifier [Axis]: PIMCO | SPIRIT AEROSYSTEMS INC SR SECURED 06/26 3.85
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.85%
Total	$ 299,000
Investment, Identifier [Axis]: PIMCO | STATE OF ISRAEL SR UNSECURED 03/34 5.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Total	$ 207,000
Investment, Identifier [Axis]: PIMCO | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 158,000
Investment, Identifier [Axis]: PIMCO | STRIPS 08/40 0.00000
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.00%
Total	$ 448,000
Investment, Identifier [Axis]: PIMCO | STRUCTURED ADJUSTABLE RATE MOR SARM 2004 12 9A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	23,000
Investment, Identifier [Axis]: PIMCO | STRUCTURED ADJUSTABLE RATE MOR SARM 2005 2 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 19,000
Investment, Identifier [Axis]: PIMCO | SUMISHO AIR LEASE CORP SR UNSECURED 06/26 5.3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Total	$ 302,000
Investment, Identifier [Axis]: PIMCO | SUMITOMO MITSUI FINL GRP SR UNSECURED 01/27 2.174
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.174%
Total	$ 393,000
Investment, Identifier [Axis]: PIMCO | SUMITOMO MITSUI FINL GRP SR UNSECURED 07/30 2.13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.13%
Total	$ 456,000
Investment, Identifier [Axis]: PIMCO | SUMITOMO MITSUI FINL GRP SR UNSECURED 09/26 1.402
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.402%
Total	$ 688,000
Investment, Identifier [Axis]: PIMCO | SUTTER HEALTH UNSECURED 08/33 5.164
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.164%
Total	$ 206,000
Investment, Identifier [Axis]: PIMCO | SWAP BNP PARIBAS BOC SWAP CASH COLLATERAL USD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	(260,000)
Investment, Identifier [Axis]: PIMCO | SWAP CCPC BANK OF AMERICA COC SWAP CASH COLLATERAL
EBP, Schedule of Asset Held for Investment [Line Items]
Total	192,000
Investment, Identifier [Axis]: PIMCO | SWAP JP MORGAN BOC SWAP CASH COLLATERAL USD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	(340,000)
Investment, Identifier [Axis]: PIMCO | SWEDISH KRONA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	31,000
Investment, Identifier [Axis]: PIMCO | SWISS FRANC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | SWPC0JYY5 CDS USD R F 1.00000 FIX CCPCORPORATE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ (2,000)
Investment, Identifier [Axis]: PIMCO | SWPC0K0C7 CDS USD R F 1.00000 1 CCPCORPORATE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ (1,000)
Investment, Identifier [Axis]: PIMCO | SWPC0KR12 CDS USD R F 1.00000 FIX SOVEREIGN
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 6,000
Investment, Identifier [Axis]: PIMCO | SWPC0KR20 CDS USD R F 1.00000 FIX SOVEREIGN
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 5,000
Investment, Identifier [Axis]: PIMCO | SWPC0KRC8 CDS USD R F 1.00000 FIX SOVEREIGN
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 20,000
Investment, Identifier [Axis]: PIMCO | SWPC0LEP1 CDS USD R F 1.00000 FIX SOVEREIGN
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 9,000
Investment, Identifier [Axis]: PIMCO | SWPC0LEQ9 CDS USD R F 1.00000 FIX SOVEREIGN
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 9,000
Investment, Identifier [Axis]: PIMCO | SWPC0LEV8 CDS USD R F 1.00000 1 CCPCORPORATE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 4,000
Investment, Identifier [Axis]: PIMCO | SWPC0LX54 CDS USD R F 1.00000 1 CCPCORPORATE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 2,000
Investment, Identifier [Axis]: PIMCO | SWPC0LY04 CDS USD R F 5.00000 1 CCPCORPORATE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ (6,000)
Investment, Identifier [Axis]: PIMCO | SWPC0NUQ7 CDS USD R F 1.00000 1 CCPCDX
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 8,000
Investment, Identifier [Axis]: PIMCO | SWPC0NUU8 CDS EUR P V 03MEVENT 2 CCPITRAXX
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (2,000)
Investment, Identifier [Axis]: PIMCO | SWPC0NUU8 CDS EUR R F 1.00000 1 CCPITRAXX
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 3,000
Investment, Identifier [Axis]: PIMCO | SWPC40YU0 CDS EUR P V 03MEVENT FLO ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (77,000)
Investment, Identifier [Axis]: PIMCO | SWPC40YU0 CDS EUR R F 5.00000 FIX ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 78,000
Investment, Identifier [Axis]: PIMCO | SWPC44DR2 CDS EUR P V 03MEVENT FLO ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (15,000)
Investment, Identifier [Axis]: PIMCO | SWPC44DR2 CDS EUR R F 5.00000 FIX ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 20,000
Investment, Identifier [Axis]: PIMCO | SWPC44KD5 CDS EUR P V 03MEVENT FLO ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (15,000)
Investment, Identifier [Axis]: PIMCO | SWPC44KD5 CDS EUR R F 5.00000 FIX ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 20,000
Investment, Identifier [Axis]: PIMCO | SWPC44SD7 CDS EUR P V 03MEVENT FLO ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (13,000)
Investment, Identifier [Axis]: PIMCO | SWPC44SD7 CDS EUR R F 5.00000 FIX ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 19,000
Investment, Identifier [Axis]: PIMCO | SWPC44SR6 CDS EUR P V 03MEVENT FLO ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (2,000)
Investment, Identifier [Axis]: PIMCO | SWPC44SR6 CDS EUR R F 5.00000 FIX ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 2,000
Investment, Identifier [Axis]: PIMCO | SWPC44TD6 CDS EUR P V 03MEVENT FLO ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (13,000)
Investment, Identifier [Axis]: PIMCO | SWPC44TD6 CDS EUR R F 5.00000 FIX ITRAXXTRANCHE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Total	$ 18,000
Investment, Identifier [Axis]: PIMCO | SWU01PFI6 IRS EUR P V 06MEURIB SWUV1PFI8 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (12,000)
Investment, Identifier [Axis]: PIMCO | SWU01PFI6 IRS EUR R F 2.54700 SWU01PFI6 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.547%
Total	$ 10,000
Investment, Identifier [Axis]: PIMCO | SWU01Q9P5 IRS EUR P V 06MEURIB CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (150,000)
Investment, Identifier [Axis]: PIMCO | SWU01Q9P5 IRS EUR R F .00000 CCPVANILLA NEGATIVE RATE -0.17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	(0.17%)
Total	$ (129,000)
Investment, Identifier [Axis]: PIMCO | SWU01VTU1 IRS USD R F 1.80300 SWU01VTU1 CCPOIS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.803%
Total	$ (310,000)
Investment, Identifier [Axis]: PIMCO | SWU01XJV6 IRS AUD P V 06MBBSW SWUV1XJV8 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (24,000)
Investment, Identifier [Axis]: PIMCO | SWU01XJV6 IRS AUD R F 4.50000 SWU01XJV6 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 41,000
Investment, Identifier [Axis]: PIMCO | SWU022FV7 IRS AUD P V 06MBBSW SWUV22FV9 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (8,000)
Investment, Identifier [Axis]: PIMCO | SWU022FV7 IRS AUD R F 4.50000 SWU022FV7 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ (2,000)
Investment, Identifier [Axis]: PIMCO | SWU027DP1 IRS BRL P V 00MBRCDI SWUV27DP3 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 4,000
Investment, Identifier [Axis]: PIMCO | SWU027DP1 IRS BRL R F 11.55750 SWU027DP1 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	11.5575%
Total	$ (25,000)
Investment, Identifier [Axis]: PIMCO | SWU027MN6 IRS BRL P V 00MBRCDI SWUV27MN8 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (17,000)
Investment, Identifier [Axis]: PIMCO | SWU027MN6 IRS BRL R F 11.94500 SWU027MN6 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	11.945%
Total	$ (8,000)
Investment, Identifier [Axis]: PIMCO | SWU02AHC9 IRS AUD P V 06MBBSW SWUV2AHC1 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (1,000)
Investment, Identifier [Axis]: PIMCO | SWU02AHC9 IRS AUD R F 4.00000 SWU02AHC9 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ (13,000)
Investment, Identifier [Axis]: PIMCO | SWU02D2D7 IRS AUD P V 06MBBSW SWUV2D2D9 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (18,000)
Investment, Identifier [Axis]: PIMCO | SWU02D2D7 IRS AUD R F 4.50000 SWU02D2D7 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 6,000
Investment, Identifier [Axis]: PIMCO | SWU02GEG0 IRS EUR P V 06MEURIB SWUV2GEG2 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (9,000)
Investment, Identifier [Axis]: PIMCO | SWU02GEG0 IRS EUR R F 2.61000 SWU02GEG0 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.61%
Total	$ 6,000
Investment, Identifier [Axis]: PIMCO | SWU02HWT0 IRS BRL P V 00MBRCDI SWUV2HWT2 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (2,000)
Investment, Identifier [Axis]: PIMCO | SWU02HWT0 IRS BRL R F 13.32000 SWU02HWT0 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.32%
Total	$ 2,000
Investment, Identifier [Axis]: PIMCO | SWU02HXE2 IRS BRL P V 00MBRCDI SWUV2HXE4 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (3,000)
Investment, Identifier [Axis]: PIMCO | SWU02HXE2 IRS BRL R F 13.92550 SWU02HXE2 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.9255%
Total	$ 3,000
Investment, Identifier [Axis]: PIMCO | SWU02HXM4 IRS BRL P V 00MBRCDI SWUV2HXM6 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (16,000)
Investment, Identifier [Axis]: PIMCO | SWU02HXM4 IRS BRL R F 13.29140 SWU02HXM4 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.2914%
Total	$ 15,000
Investment, Identifier [Axis]: PIMCO | SWU02HXN2 IRS BRL P V 00MBRCDI SWUV2HXN4 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (30,000)
Investment, Identifier [Axis]: PIMCO | SWU02HXN2 IRS BRL R F 13.92710 SWU02HXN2 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.9271%
Total	$ 27,000
Investment, Identifier [Axis]: PIMCO | SWU02HZY6 IRS BRL P V 00MBRCDI SWUV2HZY8 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (2,000)
Investment, Identifier [Axis]: PIMCO | SWU02HZY6 IRS BRL R F 14.00870 SWU02HZY6 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	14.0087%
Total	$ 2,000
Investment, Identifier [Axis]: PIMCO | SWU02I022 IRS BRL P V 00MBRCDI SWUV2I024 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (3,000)
Investment, Identifier [Axis]: PIMCO | SWU02I022 IRS BRL R F 13.35370 SWU02I022 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.3537%
Total	$ 2,000
Investment, Identifier [Axis]: PIMCO | SWU02JCH4 IRS BRL P V 00MBRCDI SWUV2JCH6 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (9,000)
Investment, Identifier [Axis]: PIMCO | SWU02JCH4 IRS BRL R F 13.40000 SWU02JCH4 CCPNDFPREDISWAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.40%
Total	$ 9,000
Investment, Identifier [Axis]: PIMCO | SWU02JZR7 IRS EUR P V 06MEURIB SWUV2JZR9 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ (4,000)
Investment, Identifier [Axis]: PIMCO | SWU02JZR7 IRS EUR R F 2.75000 SWU02JZR7 CCPVANILLA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.75%
Total	$ (16,000)
Investment, Identifier [Axis]: PIMCO | SYNCHRONY FINANCIAL SR UNSECURED 03/29 5.15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.15%
Total	$ 203,000
Investment, Identifier [Axis]: PIMCO | SYSTEM ENERGY RESOURCES 1ST MORTGAGE 04/28 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Total	$ 208,000
Investment, Identifier [Axis]: PIMCO | T MOBILE USA INC COMPANY GUAR 03/28 4.95
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.95%
Total	$ 306,000
Investment, Identifier [Axis]: PIMCO | TELEFONICA EUROPE BV COMPANY GUAR 09/30 8.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.25%
Total	$ 115,000
Investment, Identifier [Axis]: PIMCO | TEXAS NATURAL GAS SECURITIZTN TNGUTL 04/41 FIXED 5.169
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.169%
Total	$ 204,000
Investment, Identifier [Axis]: PIMCO | THAILAND BAHT
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | THAMES WATER SUPER SEN SR SECURED 144A 10/27 9.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.75%
Total	$ 2,000
Investment, Identifier [Axis]: PIMCO | THORNBURG MORTGAGE SECURITIES TMST 2006 5 A1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 11,000
Investment, Identifier [Axis]: PIMCO | TITULOS DE TESORERIA BONDS 01/35 11.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	11.75%
Total	$ 230,000
Investment, Identifier [Axis]: PIMCO | TITULOS DE TESORERIA BONDS 02/33 13.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	13.25%
Total	$ 227,000
Investment, Identifier [Axis]: PIMCO | TITULOS DE TESORERIA BONDS 08/29 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	11.00%
Total	$ 245,000
Investment, Identifier [Axis]: PIMCO | TITULOS DE TESORERIA BONDS 11/40 12.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	12.75%
Total	$ 261,000
Investment, Identifier [Axis]: PIMCO | TORONTO DOMINION BANK SR UNSECURED 10/28 4.109
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.109%
Total	$ 201,000
Investment, Identifier [Axis]: PIMCO | TOYOTA MOTOR CREDIT CORP SR UNSECURED 05/27 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 303,000
Investment, Identifier [Axis]: PIMCO | TR FINANCE LLC COMPANY GUAR 05/26 3.35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.35%
Total	$ 299,000
Investment, Identifier [Axis]: PIMCO | TREASURY CORP VICTORIA LOCAL GOVT G REGS 09/33 2.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.25%
Total	$ 55,000
Investment, Identifier [Axis]: PIMCO | TRIMBLE INC SR UNSECURED 06/28 4.9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Total	$ 406,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/45 0.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	75.00%
Total	$ 202,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/46 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 104,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/49 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Total	$ 93,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/51 0.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	12.50%
Total	$ 135,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/53 1.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Total	$ 316,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/54 2.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.125%
Total	$ 1,003,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 02/55 2.375
EBP, Schedule of Asset Held for Investment [Line Items]
Total	98,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 04/28 1.25
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 5,083,000
Investment, Identifier [Axis]: PIMCO | TSY INFL IX N/B 04/29 2.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.125%
Total	$ 3,335,000
Investment, Identifier [Axis]: PIMCO | UBS AG LONDON SR UNSECURED 09/28 5.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.65%
Total	$ 209,000
Investment, Identifier [Axis]: PIMCO | UBS GROUP AG SR UNSECURED 04/26 4.55
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Total	$ 301,000
Investment, Identifier [Axis]: PIMCO | UNITED KINGDOM GILT BONDS REGS 07/54 4.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.375%
Total	$ 965,000
Investment, Identifier [Axis]: PIMCO | UNITED KINGDOM GILT BONDS REGS 10/53 3.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Total	$ 211,000
Investment, Identifier [Axis]: PIMCO | UNITED MEXICAN STATES SR UNSECURED 01/38 6.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.625%
Total	$ 313,000
Investment, Identifier [Axis]: PIMCO | UNITEDHEALTH GROUP INC SR UNSECURED 01/31 4.65
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Total	$ 203,000
Investment, Identifier [Axis]: PIMCO | UNIV OF CALIFORNIA CA REVENUES UNVHGR 05/27 FIXED 1.316
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.316%
Total	$ 97,000
Investment, Identifier [Axis]: PIMCO | UNIV OF CALIFORNIA CA REVENUES UNVHGR 05/30 FIXED 1.614
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.614%
Total	$ 182,000
Investment, Identifier [Axis]: PIMCO | UPMC SECURED 05/33 5.035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.035%
Total	$ 204,000
Investment, Identifier [Axis]: PIMCO | US 10YR FUT OPTN FEB26C 113.5 EXP 01/23/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,000
Investment, Identifier [Axis]: PIMCO | US 10YR NOTE (CBT)MAR26 XCBT 20260320
EBP, Schedule of Asset Held for Investment [Line Items]
Total	(39,000)
Investment, Identifier [Axis]: PIMCO | US 10YR ULTRA FUT MAR26 XCBT 20260320
EBP, Schedule of Asset Held for Investment [Line Items]
Total	7,000
Investment, Identifier [Axis]: PIMCO | US 2YR NOTE (CBT) MAR26 XCBT 20260331
EBP, Schedule of Asset Held for Investment [Line Items]
Total	(15,000)
Investment, Identifier [Axis]: PIMCO | US 5YR NOTE (CBT) MAR26 XCBT 20260331
EBP, Schedule of Asset Held for Investment [Line Items]
Total	8,000
Investment, Identifier [Axis]: PIMCO | US LONG BOND(CBT) MAR26 XCBT 20260320
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 1,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/41 1.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.875%
Total	$ 1,964,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/45 2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Total	$ 1,564,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/48 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 299,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/49 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 666,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/50 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 353,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/51 1.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.875%
Total	$ 828,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 02/52 2.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.25%
Total	$ 954,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 03/29 4.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.125%
Total	$ 2,136,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/43 2.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.875%
Total	$ 156,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/43 3.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.875%
Total	$ 990,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/44 3.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.375%
Total	$ 2,154,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/44 4.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.625%
Total	$ 197,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/48 3.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.125%
Total	$ 229,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/49 2.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.875%
Total	$ 789,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/51 2.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.375%
Total	$ 380,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 05/52 2.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.875%
Total	$ 1,334,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/43 4.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.375%
Total	$ 1,342,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/44 3.125
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.125%
Total	$ 3,496,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/47 2.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.75%
Total	$ 502,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/48 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 149,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/49 2.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.25%
Total	$ 1,637,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/50 1.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.375%
Total	$ 99,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/51 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 676,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/54 4.25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Total	$ 1,090,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 08/55 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 792,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/40 1.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.375%
Total	$ 315,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/41 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 995,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/42 2.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.75%
Total	$ 694,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/42 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Total	$ 828,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/44 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 699,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/48 3.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.375%
Total	$ 556,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/49 2.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.375%
Total	$ 465,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/50 1.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.625%
Total	$ 791,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/51 1.875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.875%
Total	$ 167,000
Investment, Identifier [Axis]: PIMCO | US TREASURY N/B 11/54 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 189,000
Investment, Identifier [Axis]: PIMCO | US ULTRA BOND CBT MAR26 XCBT 20260320
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 35,000
Investment, Identifier [Axis]: PIMCO | VERIZON COMMUNICATIONS SR UNSECURED 01/33 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 100,000
Investment, Identifier [Axis]: PIMCO | VICI PROPERTIES LP SR UNSECURED 04/34 5.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.75%
Total	$ 207,000
Investment, Identifier [Axis]: PIMCO | VICI PROPERTIES LP SR UNSECURED 04/35 5.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.625%
Total	$ 307,000
Investment, Identifier [Axis]: PIMCO | VIRGINIA POWER FUEL SEC SR SECURED 05/33 4.877
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.877%
Total	$ 205,000
Investment, Identifier [Axis]: PIMCO | VODAFONE GROUP PLC JR SUBORDINA 06/81 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	471,000
Investment, Identifier [Axis]: PIMCO | WAMU MORTGAGE PASS THROUGH CER WAMU 2005 AR11 A1A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,000
Investment, Identifier [Axis]: PIMCO | WAMU MORTGAGE PASS THROUGH CER WAMU 2005 AR2 2A21
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 39,000
Investment, Identifier [Axis]: PIMCO | WASTE MANAGEMENT INC COMPANY GUAR 06/29 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Total	$ 281,000
Investment, Identifier [Axis]: PIMCO | WEC ENERGY GROUP INC SR UNSECURED 12/28 2.2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.20%
Total	$ 95,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO + COMPANY SR UNSECURED 06/27 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	199,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO + COMPANY SR UNSECURED 07/28 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	303,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO + COMPANY SR UNSECURED 07/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	207,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO + COMPANY SR UNSECURED 09/29 VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 300,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO + COMPANY SR UNSECURED 10/26 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO BANK NA SR UNSECURED 08/26 5.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Total	$ 101,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO COMMERCIAL MORTGAG WFCM 2019 C49 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Total	99,000
Investment, Identifier [Axis]: PIMCO | WELLS FARGO COMMERCIAL MORTGAG WFCM 2020 C55 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 94,000
Investment, Identifier [Axis]: PIMCO | WESSEX WATER SERVS FIN COMPANY GUAR 03/28 5.375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.375%
Total	$ 273,000
Investment, Identifier [Axis]: PIMCO | WESTINGHOUSE AIR BRAKE COMPANY GUAR 11/26 3.45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.45%
Total	$ 199,000
Investment, Identifier [Axis]: PIMCO | WEYERHAEUSER CO SR UNSECURED 05/26 4.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Total	$ 100,000
Investment, Identifier [Axis]: PIMCO | WPX ENERGY INC SR UNSECURED 01/30 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Total	$ 65,000
Investment, Identifier [Axis]: PIMCO | WYNN MACAU LTD SR UNSECURED REGS 08/28 5.625
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.625%
Total	$ 200,000
Investment, Identifier [Axis]: PIMCO | YORKSHIRE WATER FINANCE SR SECURED REGS 10/32 1.75
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.75%
Total	$ 213,000
Investment, Identifier [Axis]: Self-directed brokerage accounts | Charles Schwab | Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,152,779,000
Investment, Identifier [Axis]: T. Rowe Price | ACCENTURE PLC CL A COMMON STOCK USD.0000225
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0000225
Total	1,209,000
Investment, Identifier [Axis]: T. Rowe Price | ADVANCED MICRO DEVICES COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,487,000
Investment, Identifier [Axis]: T. Rowe Price | AGCO CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,911,000
Investment, Identifier [Axis]: T. Rowe Price | ALLIANT ENERGY CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	572,000
Investment, Identifier [Axis]: T. Rowe Price | ALLSTATE CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,762,000
Investment, Identifier [Axis]: T. Rowe Price | ALPHABET INC CL C COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	10,913,000
Investment, Identifier [Axis]: T. Rowe Price | AMAZON.COM INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	5,368,000
Investment, Identifier [Axis]: T. Rowe Price | AMEREN CORPORATION COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,825,000
Investment, Identifier [Axis]: T. Rowe Price | AMERICAN INTERNATIONAL GROUP COMMON STOCK USD2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	2.5
Total	2,755,000
Investment, Identifier [Axis]: T. Rowe Price | APPLIED MATERIALS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	10.00
Total	2,551,000
Investment, Identifier [Axis]: T. Rowe Price | ASTRAZENECA PLC SPONS ADR ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,201,000
Investment, Identifier [Axis]: T. Rowe Price | AVALONBAY COMMUNITIES INC REIT USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,681,000
Investment, Identifier [Axis]: T. Rowe Price | BANK OF AMERICA CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	7,118,000
Investment, Identifier [Axis]: T. Rowe Price | BECTON DICKINSON AND CO COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	2,092,000
Investment, Identifier [Axis]: T. Rowe Price | BOEING CO/THE COMMON STOCK USD5.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	5
Total	3,221,000
Investment, Identifier [Axis]: T. Rowe Price | CF INDUSTRIES HOLDINGS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,874,000
Investment, Identifier [Axis]: T. Rowe Price | CHUBB LTD COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,854,000
Investment, Identifier [Axis]: T. Rowe Price | CISCO SYSTEMS INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	532,000
Investment, Identifier [Axis]: T. Rowe Price | CITIGROUP INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,616,000
Investment, Identifier [Axis]: T. Rowe Price | COCA COLA CO/THE COMMON STOCK USD.25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.25
Total	1,712,000
Investment, Identifier [Axis]: T. Rowe Price | COLGATE PALMOLIVE CO COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	4,486,000
Investment, Identifier [Axis]: T. Rowe Price | CONOCOPHILLIPS COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	5,996,000
Investment, Identifier [Axis]: T. Rowe Price | CSX CORP COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	5,582,000
Investment, Identifier [Axis]: T. Rowe Price | CUMMINS INC COMMON STOCK USD2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	2.5
Total	2,002,000
Investment, Identifier [Axis]: T. Rowe Price | CVS HEALTH CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,172,000
Investment, Identifier [Axis]: T. Rowe Price | ELEVANCE HEALTH INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	5,835,000
Investment, Identifier [Axis]: T. Rowe Price | EOG RESOURCES INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,484,000
Investment, Identifier [Axis]: T. Rowe Price | EQUITABLE HOLDINGS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,313,000
Investment, Identifier [Axis]: T. Rowe Price | EXPAND ENERGY CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,632,000
Investment, Identifier [Axis]: T. Rowe Price | EXXON MOBIL CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,742,000
Investment, Identifier [Axis]: T. Rowe Price | FIFTH THIRD BANCORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	627,000
Investment, Identifier [Axis]: T. Rowe Price | FORTIVE CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	3,271,000
Investment, Identifier [Axis]: T. Rowe Price | GENERAL ELECTRIC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,909,000
Investment, Identifier [Axis]: T. Rowe Price | HARTFORD INSURANCE GROUP INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,927,000
Investment, Identifier [Axis]: T. Rowe Price | HOME DEPOT INC COMMON STOCK USD.05
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.05
Total	4,208,000
Investment, Identifier [Axis]: T. Rowe Price | HUNTINGTON BANCSHARES INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,386,000
Investment, Identifier [Axis]: T. Rowe Price | INTEL CORP COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,426,000
Investment, Identifier [Axis]: T. Rowe Price | INTERNATIONAL PAPER CO COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	3,114,000
Investment, Identifier [Axis]: T. Rowe Price | JOHNSON + JOHNSON COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	1,887,000
Investment, Identifier [Axis]: T. Rowe Price | KEYSIGHT TECHNOLOGIES IN COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,776,000
Investment, Identifier [Axis]: T. Rowe Price | L3HARRIS TECHNOLOGIES INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	4,399,000
Investment, Identifier [Axis]: T. Rowe Price | LAS VEGAS SANDS CORP COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	1,686,000
Investment, Identifier [Axis]: T. Rowe Price | LINDE PLC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,876,000
Investment, Identifier [Axis]: T. Rowe Price | MERCK + CO. INC. COMMON STOCK USD.5
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.5
Total	3,690,000
Investment, Identifier [Axis]: T. Rowe Price | META PLATFORMS INC CLASS A COMMON STOCK USD.000006
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.000006
Total	1,411,000
Investment, Identifier [Axis]: T. Rowe Price | METLIFE INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,956,000
Investment, Identifier [Axis]: T. Rowe Price | MICROSOFT CORP COMMON STOCK USD.00000625
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.00000625
Total	3,029,000
Investment, Identifier [Axis]: T. Rowe Price | MIDDLEBY CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,665,000
Investment, Identifier [Axis]: T. Rowe Price | NEWS CORP CLASS A COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,558,000
Investment, Identifier [Axis]: T. Rowe Price | PHILIP MORRIS INTERNATIONAL COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,571,000
Investment, Identifier [Axis]: T. Rowe Price | PROCTER + GAMBLE CO/THE COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,388,000
Investment, Identifier [Axis]: T. Rowe Price | QUALCOMM INC COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	3,940,000
Investment, Identifier [Axis]: T. Rowe Price | REXFORD INDUSTRIAL REALTY IN REIT USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,357,000
Investment, Identifier [Axis]: T. Rowe Price | ROCKWELL AUTOMATION INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	1,917,000
Investment, Identifier [Axis]: T. Rowe Price | ROWE T PRICE GOV RES FD
EBP, Schedule of Asset Held for Investment [Line Items]
Total	63,000
Investment, Identifier [Axis]: T. Rowe Price | RPM INTERNATIONAL INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,859,000
Investment, Identifier [Axis]: T. Rowe Price | SALESFORCE INC COMMON STOCK USD.001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.001
Total	3,366,000
Investment, Identifier [Axis]: T. Rowe Price | SAMSUNG ELECTR GDR REG S GDR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	4,053,000
Investment, Identifier [Axis]: T. Rowe Price | SANOFI ADR ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Total	817,000
Investment, Identifier [Axis]: T. Rowe Price | SCHWAB (CHARLES) CORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	7,377,000
Investment, Identifier [Axis]: T. Rowe Price | SEMPRA COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,781,000
Investment, Identifier [Axis]: T. Rowe Price | SIEMENS AG REG COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,774,000
Investment, Identifier [Axis]: T. Rowe Price | SLB LTD COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,819,000
Investment, Identifier [Axis]: T. Rowe Price | SOUTHERN CO/THE COMMON STOCK USD5.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	5
Total	3,905,000
Investment, Identifier [Axis]: T. Rowe Price | STANLEY BLACK + DECKER INC COMMON STOCK USD2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	2.5
Total	3,017,000
Investment, Identifier [Axis]: T. Rowe Price | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,264,000
Investment, Identifier [Axis]: T. Rowe Price | T MOBILE US INC COMMON STOCK USD.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.0001
Total	2,493,000
Investment, Identifier [Axis]: T. Rowe Price | TE CONNECTIVITY PLC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	663,000
Investment, Identifier [Axis]: T. Rowe Price | TEXAS INSTRUMENTS INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	2,843,000
Investment, Identifier [Axis]: T. Rowe Price | THE CIGNA GROUP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,326,000
Investment, Identifier [Axis]: T. Rowe Price | THERMO FISHER SCIENTIFIC INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	1,506,000
Investment, Identifier [Axis]: T. Rowe Price | TOTALENERGIES SE COMMON STOCK EUR2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	2.5
Total	2,691,000
Investment, Identifier [Axis]: T. Rowe Price | UNITED PARCEL SERVICE CL B COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	467,000
Investment, Identifier [Axis]: T. Rowe Price | UNITEDHEALTH GROUP INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	1,087,000
Investment, Identifier [Axis]: T. Rowe Price | US BANCORP COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,884,000
Investment, Identifier [Axis]: T. Rowe Price | VIATRIS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,576,000
Investment, Identifier [Axis]: T. Rowe Price | WALMART INC COMMON STOCK USD.1
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.1
Total	1,271,000
Investment, Identifier [Axis]: T. Rowe Price | WALT DISNEY CO/THE COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	2,194,000
Investment, Identifier [Axis]: T. Rowe Price | WELLS FARGO + CO COMMON STOCK USD1.666
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1.666
Total	4,085,000
Investment, Identifier [Axis]: T. Rowe Price | WEYERHAEUSER CO REIT USD1.25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1.25
Total	2,126,000
Investment, Identifier [Axis]: T. Rowe Price | WILLIAMS COS INC COMMON STOCK USD1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	1
Total	1,124,000
Investment, Identifier [Axis]: T. Rowe Price | ZIMMER BIOMET HOLDINGS INC COMMON STOCK USD.01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value (in dollars per share)	0.01
Total	4,432,000
Investment, Identifier [Axis]: Westwood | STATE STREET BANK + TRUST CO SHORT TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 131,000